2001
                                SEMIANNUAL REPORT
                                 April 30, 2001

                               [GRAPHIC OMITTED]


                                 TD Waterhouse
                             Family of Funds, Inc.


                                     [LOGO]

                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                     BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS                                                                          EXECUTIVE OFFICERS
       GEORGE F. STAUDTER                        CAROLYN B. LEWIS                         GEORGE A. RIO*
       Director of Koger Equity, Inc.            President of                             President, Treasurer
       Independent Financial Consultant          The CBL Group                            and Chief Financial Officer

       Richard W. Dalrymple                      Lawrence J. Toal                         Christopher J. Kelley*
       President of Teamwork Mgmt., Inc.         President and CEO of                     Vice President and Secretary
                                                 Dime Bancorp, Inc.

       *Affiliated person of the Distributor



                                       TD WATERHOUSE ASSET MANAGEMENT, INC.
                                     BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS
       LAWRENCE M. WATERHOUSE, JR.               FRANK J. PETRILLI                        RICHARD H. NEIMAN
       Chairman                                  Chairman, President and                  Executive Vice President,
       TD Waterhouse Holdings, Inc.              Chief Executive Officer                  General Counsel and Secretary


       SENIOR OFFICERS
       DAVID A. HARTMAN                          B. KEVIN STERNS                          MICHELE R. TEICHNER
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer &Treasurer       Operations & Compliance



                                                 SERVICE PROVIDERS


                  INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
          TD Waterhouse Asset Management, Inc.       National Investor Services Corp.             Ernst & Young LLP
                    100 Wall Street                          55 Water Street                     787 Seventh Avenue
                  New York, NY 10005                       New York, NY 10041                    New York, NY 10019

                    ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
                 SHAREHOLDER SERVICING                    The Bank of New York                   Shearman & Sterling
         TD Waterhouse Investor Services, Inc.               100 Church Street                   599 Lexington Avenue
                    100 Wall Street                        New York, NY 10286                    New York, NY 10022
                  New York, NY 10005
              Customer Service Department                      DISTRIBUTOR                  INDEPENDENT DIRECTORS COUNSEL
                    1-800-934-4448                       Funds Distributor, Inc.               Willkie Farr & Gallagher
                                                             60 State Street                    153 East 53rd Street
                                                            Boston, MA 02109                     New York, NY 10022

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

Dear Shareholder,

I am pleased to provide you with the TD Waterhouse Family of Funds, Inc. (the "Fund") semiannual report for the six months ended April 30, 2001.

During the period, each of the five Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 2001, assets in the five Portfolios increased to a total of $9.4 billion.

PORTFOLIO RESULTS*
For the six months ended April 30, 2001, the five Portfolios had the following yields and returns.**

                                                                                                 TAX
                                                                     TAX                     EQUIVALENT                     TAX
                                                                 EQUIVALENT     SEVEN-DAY     SEVEN-DAY                 EQUIVALENT
                                                   SEVEN-DAY      SEVEN-DAY     EFFECTIVE     EFFECTIVE    ANNUALIZED   ANNUALIZED
                                                   YIELD AT       YIELD AT      YIELD AT      YIELD AT      SIX-MONTH    SIX-MONTH
                                                    4/30/01      4/30/01 (1)     4/30/01     4/30/01 (1)    RETURN       RETURN (1)
                                                 ------------    -----------  ------------   -----------  ----------   ------------
Money Market Portfolio                                4.33%          --            4.42%         --           5.47%         --
U.S. Government Portfolio                             4.35%          --            4.44%         --           5.31%         --
Municipal Portfolio                                   3.44%         5.38%          3.50%        5.47%         3.29%        5.14%
California Municipal Money Market Portfolio           3.31%         5.17%          3.37%        5.27%         2.81%        4.39%
New York Municipal Money Market Portfolio             3.37%         5.27%          3.43%        5.36%         3.11%        4.86%

COMMENTARY

Over the six months  since our last  report,  we have seen  signs that  economic growth is slowing. Some forecasts even call for a possible recession. Unemployment has touched 4.5% and is expected to climb above 5.0%. Earnings disappointments have become the norm. And consumer confidence is on the decline, albeit from historically high levels.

The slowdown has led the Federal Reserve Open Market Committee (the "Fed") to cut the Fed Funds target rate five times, totaling 2.50 percentage points, so far this year. Hindsight being 20/20, it is apparent that the Fed overshot the mark in its attempt to cool the economy by raising interest rates in 2000 and is now aggressively reducing them in 2001 in an effort to restore economic stability.

Washington, D.C. passed a tax bill which should impact the economy in the fourth quarter with tax refunds and rate reductions exceeding 40 billion dollars. Together, reduced interest rates, tax refunds and tax rate level reductions are likely to rejuvenate financial markets and the economy in the near term. Nevertheless, we believe it will take some time before inflation, and its impact on interest rates, will become of concern and expect this low interest rate environment to remain through the year 2001.

In anticipation of a deceleration in growth, we extended the weighted average maturity of the portfolios during the last six months, to seek a relatively higher comparative yield to the general money market industry. Typically, these maturity extensions are temporary. We intend to discontinue this maturity lengthening and to revert to a more neutral maturity structure, as we expect volatility to subside and stability to return to financial markets. Our goal of maximizing shareholders' returns, while maintaining a conservative investment strategy, remains. In short, liquidity and safety of principal, will continue to be our overall guidelines for these Portfolios.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,


/s/ Frank J. Petrilli
Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.

June 12, 2001

*An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although, the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

**These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the six months ended April 30, 2001, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U.S. Government, Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios. Without these fee waivers in effect, the seven-day yields and seven-day effective yields at April 30, 2001 and average annual returns, would have been:

                                                                                        Seven-Day        Annualized
                                                                Seven-Day Yield      Effective Yield      Six-Month
                                                               at April 30, 2001    at April 30, 2001      Return
                                                               -----------------    -----------------   ---------

Money Market Portfolio                                              4.16%                 4.25%             5.30%
U.S. Government Portfolio                                           4.16%                 4.25%             5.12%
Municipal Portfolio                                                 3.24%                 3.30%             3.09%
California Municipal Money Market Portfolio                         3.01%                 3.07%             2.51%
New York Municipal Money Market Portfolio                           3.04%                 3.10%             2.78%

The tax equivalent seven-day yield and seven-day effective yields at April 30, 2001 and tax equivalent average annual returns for the Municipal, California and New York Portfolios would have been:

                                                                                 Tax Equivalent
                                                        Tax Equivalent              Seven-Day           Tax Equivalent
                                                      Seven-Day Yield at       Effective Yield at         Annualized
                                                      April 30, 2001 (1)       April 30, 2001 (1)    Six-Month Return (1)
                                                      ------------------       ------------------    --------------------

Municipal Portfolio                                          5.06%                    5.16%                  4.83%
California Municipal Money Market Portfolio                  4.70%                    4.80%                  3.92%
New York Municipal Money Market Portfolio                    4.75%                    4.84%                  4.34%

The seven-day yield more closely reflects the current earnings of a Portfolio than the average annual return. Yield will fluctuate. Past performance is not a guarantee of future results.

(1) Tax equivalent return and yield at 36% marginal federal income tax rate.

Distributor: Funds Distributor, Inc.

              TABLE OF CONTENTS

Statements of Assets and Liabilities .........................................6

Statements of Operations .....................................................7

Statements of Changes in Net Assets ..........................................8

Financial Highlights ........................................................10

Notes to Financial Statements ...............................................14

Money Market Portfolio
   Schedule of Investments ..................................................17

U.S. Government Portfolio
   Schedule of Investments ..................................................21

Municipal Portfolio
   Schedule of Investments ..................................................23

California Municipal Money Market Portfolio
   Schedule of Investments ..................................................31

New York Municipal Money Market Portfolio
   Schedule of Investments ..................................................33

Notes to Schedules of Investments ...........................................35

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

                                                  TD WATERHOUSE FAMILY OF FUNDS, INC.

                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                            April 30, 2001
                                                             (Unaudited)

                                                    MONEY             U.S.                            CALIFORNIA        NEW YORK
                                                   MARKET          GOVERNMENT        MUNICIPAL         MUNICIPAL        MUNICIPAL
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                               --------------   --------------    --------------    --------------   --------------
       ASSETS

         Investments in securities, at value
           (including repurchase agreements of
           $73,595,000, $150,619,000, $0, $0,
           and $0, respectively) (Note 2)      $7,424,930,433    $1,152,314,707   $  606,586,773    $  223,109,121   $  120,726,163
         Cash                                       2,056,727          347,551            60,687           197,146          175,924
         Interest receivable                       29,975,074        5,896,646         4,873,584         1,585,772        1,020,271
         Receivable from Investment Manager
           and its affiliates (Note 3)                     --           11,804                --                --               --
                                               --------------   --------------    --------------    --------------   --------------
                  TOTAL ASSETS                  7,456,962,234    1,158,570,708       611,521,044       224,892,039      121,922,358


       LIABILITIES

         Dividends payable to shareholders            880,289          121,119            56,844            20,007           11,188
         Payable for securities purchased          71,547,973      122,979,357         4,045,000                --          212,334
         Payable to Investment Manager and its
           affiliates (Note 3)                      4,363,425          607,666           353,598           116,940           53,808
         Accrued expenses and other liabilities       365,566          --                 28,594            64,946           33,152

                                               --------------   --------------    --------------    --------------   --------------
                  TOTAL LIABILITIES                77,157,253      123,708,142         4,484,036           201,893          310,482
                                               --------------   --------------    --------------    --------------   --------------


       NET ASSETS                              $7,379,804,981   $1,034,862,566    $  607,037,008    $  224,690,146   $  121,611,876
                                               ==============   ==============    ==============    ==============   ==============


         Net assets consist of:
         Paid-in capital                       $7,379,772,527    $1,034,898,493   $  607,011,403    $  224,688,694   $  121,612,002
         Accumulated net realized gains (losses)
           from security transactions                  32,454          (35,927)           25,605             1,452             (126)
                                               --------------   --------------    --------------    --------------   --------------
         Net assets, at value                  $7,379,804,981    $1,034,862,566   $  607,037,008    $  224,690,146   $  121,611,876
                                               ==============   ==============    ==============    ==============   ==============

         Shares  outstanding  ($.0001 par value
           common  stock,  50 billion,  20
           billion, 10 billion, 10 billion
           and 10 billion

           shares authorized, respectively)     7,379,772,527    1,034,898,493       607,011,403       224,688,694      121,612,002
                                               ==============   ==============    ==============    ==============   ==============

         Net asset value, redemption price and
           offering price per share (Note 2)   $         1.00    $        1.00    $         1.00    $         1.00   $         1.00
                                               ==============   ==============    ==============    ==============   ==============


             Please see accompanying notes to financial statements.
6

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                            STATEMENTS OF OPERATIONS

                                 April 30, 2001

                                   (Unaudited)

                                                    MONEY             U.S.                            CALIFORNIA        NEW YORK
                                                   MARKET          GOVERNMENT        MUNICIPAL         MUNICIPAL        MUNICIPAL
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO
                                               --------------   --------------    --------------    --------------   --------------
       INVESTMENT INCOME

         Interest income                       $  206,933,861    $  28,223,061    $   11,537,580    $    3,820,264   $    1,989,494
                                               --------------   --------------    --------------    --------------   --------------

       EXPENSES

         Investment management fees (Note 3)       11,295,795        1,653,415         1,013,025           388,109          186,922
         Shareholder servicing fees (Note 3)        8,444,809        1,181,284           723,591           277,221          133,516
         Transfer agent fees (Note 3)               6,755,906          945,036           578,878           221,779          106,814
         Administration fees (Note 3)               3,377,891          472,509           289,434           110,887           53,406
         Shareholder reports and mailing              500,216           64,038            29,770            10,230            7,528
         Registration fees                            205,372           57,368            56,733             3,911            3,702
         Custody fees (Note 2)                        148,522           31,816            19,611             6,666            3,097
         Professional fees                             50,504            8,865             6,587            11,068           10,301
         Directors' fees                                4,154            4,154             4,154             4,124            4,124
         Other expenses                               245,936           21,154             9,022            19,029           14,095
                                               --------------   --------------    --------------    --------------   --------------
         TOTAL EXPENSES                            31,029,105        4,439,639         2,730,805         1,053,024          523,505

       Fees waived/expenses reimbursed by
         the Investment Manager and its

         affiliates (Note 3)                       (5,694,643)        (895,787)         (588,977)         (332,250)        (176,364)
                                               --------------   --------------    --------------    --------------   --------------
         NET EXPENSES                              25,334,462        3,543,852         2,141,828           720,774          347,141
                                               --------------   --------------    --------------    --------------   --------------

         NET INVESTMENT INCOME                    181,599,399       24,679,209         9,395,752         3,099,490        1,642,353
                                               --------------   --------------    --------------    --------------   --------------

       NET REALIZED GAINS (LOSSES)
         FROM SECURITY TRANSACTIONS                   262,172          (34,421)           35,281             4,013               --
                                               --------------   --------------    --------------    --------------   --------------

       NET INCREASE IN NET ASSETS
         FROM OPERATIONS                       $  181,861,571    $  24,644,788    $    9,431,033    $    3,103,503   $    1,642,353
                                               ==============   ==============    ==============    ==============   ==============



             Please see accompanying notes to financial statements.

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                       MONEY                          U.S.
                                                      MARKET                       GOVERNMENT                     MUNICIPAL
                                                     PORTFOLIO                      PORTFOLIO                     PORTFOLIO

                                            SIX MONTHS                      SIX MONTHS                   SIX MONTHS
                                               ENDED           YEAR            ENDED         YEAR           ENDED          YEAR
                                             APRIL 30,         ENDED         APRIL 30,       ENDED        APRIL 30,        ENDED
                                               2001         OCTOBER 31,        2001       OCTOBER 31,       2001        OCTOBER 31,
                                            (UNAUDITED)        2000         (UNAUDITED)      2000        (UNAUDITED)       2000
                                          -------------   -------------   -------------  ------------   ------------  -------------
OPERATIONS:

   Net investment income                  $ 181,599,399    $ 314,029,683   $ 24,679,209  $ 48,784,489   $  9,395,752   $ 17,178,226
   Net realized gains (losses) from
      security transactions                     262,172        (172,114)       (34,421)         (348)         35,281         (5,183)
                                          -------------   -------------   -------------  ------------   ------------  -------------

   Net increase in net assets
    from operations                         181,861,571     313,857,569     24,644,788    48,784,141      9,431,033     17,173,043
                                          -------------   -------------   -------------  ------------   ------------  -------------


DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income              (181,599,399)   (314,029,683)   (24,679,209)  (48,784,489)    (9,395,752)   (17,178,226)
                                          -------------   -------------   -------------  ------------   ------------  -------------


CAPITAL SHARE TRANSACTIONS

($1.00 PER SHARE):
   Proceeds from shares sold             14,005,910,686   34,307,024,019  1,845,502,000 4,560,320,296  1,059,566,969  2,261,209,517
   Shares issued in reinvestment
      of dividends                          179,943,614      314,863,794     24,454,047    48,988,109      9,277,756     17,240,699
   Payments for shares redeemed         (12,962,174,980) (33,112,120,801)(1,726,858,398)(4,598,228,972) (985,410,898)(2,242,013,827)
                                         --------------  ---------------  -------------  ------------   ------------  -------------

Net increase in net assets from
   capital share transactions             1,223,679,320    1,509,767,012    143,097,649    11,079,433     83,433,827     36,436,389
                                         --------------  ---------------  -------------  ------------   ------------  -------------

TOTAL INCREASE IN NET ASSETS              1,223,941,492    1,509,594,898    143,063,228    11,079,085     83,469,108     36,431,206

NET ASSETS:

   Beginning of period                    6,155,863,489    4,646,268,591    891,799,338   880,720,253    523,567,900    487,136,694
                                         --------------  --------------- --------------  ------------   ------------  -------------

   End of period                         $7,379,804,981  $ 6,155,863,489 $1,034,862,566  $891,799,338   $607,037,008  $ 523,567,900
                                         ==============  =============== ==============  ============   ============  =============



             Please see accompanying notes to financial statements.
8



                                                  TD WATERHOUSE FAMILY OF FUNDS, INC.

                                                  STATEMENTS OF CHANGES IN NET ASSETS
                                                              (CONTINUED)

                                                             CALIFORNIA                             NEW YORK
                                                              MUNICIPAL                             MUNICIPAL
                                                              PORTFOLIO                             PORTFOLIO

                                                  SIX MONTHS                            SIX MONTHS
                                                     ENDED              PERIOD             ENDED                PERIOD
                                                   APRIL 30,             ENDED           APRIL 30,               ENDED
                                                     2001             OCTOBER 31,          2001               OCTOBER 31,
                                                  (UNAUDITED)            2000*          (UNAUDITED)              2000*
                                               --------------      --------------     --------------        -------------

OPERATIONS:

   Net investment income                       $    3,099,490      $     1,105,621    $     1,642,353     $       600,777
   Net realized gains (losses) from
      security transactions                             4,013              (2,561)                --                 (126)
                                               --------------      --------------     --------------        -------------

   Net increase in net assets from operations       3,103,503           1,103,060          1,642,353              600,651
                                               --------------      --------------     --------------        -------------


DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                      (3,099,490)         (1,105,621)        (1,642,353)            (600,777)
                                               --------------      --------------     --------------        -------------


CAPITAL SHARE TRANSACTIONS

($1.00 PER SHARE):
   Proceeds from shares sold                      380,457,217         373,855,182        200,730,232          175,074,126
   Shares issued in reinvestment
      of dividends                                  3,056,583           1,087,491          1,618,292              591,195
   Payments for shares redeemed                  (373,373,585)       (160,394,194)      (181,442,454)         (74,959,389)
                                               --------------      --------------     --------------        -------------

Net increase in net assets from
   capital share transactions                      10,140,215         214,548,479         20,906,070          100,705,932
                                               --------------      --------------     --------------        -------------

TOTAL INCREASE IN NET ASSETS                       10,144,228         214,545,918         20,906,070          100,705,806

NET ASSETS:

   Beginning of period                            214,545,918                  --        100,705,806                   --
                                               --------------      --------------     --------------        -------------

   End of period                               $  224,690,146      $  214,545,918     $  121,611,876       $  100,705,806
                                               ==============      ==============     ==============        =============



* Portfolio commenced operations on September 1, 2000.




             Please see accompanying notes to financial statements.

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                               MONEY MARKET PORTFOLIO

                                            SIX MONTHS

                                               ENDED           YEAR            YEAR          YEAR           YEAR          PERIOD
                                             APRIL 30,         ENDED           ENDED         ENDED          ENDED          ENDED
                                               2001         OCTOBER 31,     OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                            (UNAUDITED)        2000            1999          1998           1997           1996*
                                          -------------   -------------   -------------  ------------   ------------  -------------
PER SHARE OPERATING
PERFORMANCE

   Net asset value, beginning of period   $      1.000    $       1.000   $      1.000   $     1.000    $     1.000   $       1.000
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Net investment income                         0.027            0.056          0.044         0.049          0.048           0.041
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Distributions from net investment
      income                                    (0.027)          (0.056)       (0.044)        (0.049)        (0.048)         (0.041)
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Net asset value, end of period          $     1.000    $       1.000   $     1.000    $     1.000    $     1.000   $       1.000
                                          =============   =============   =============  ============   ============  =============

RATIOS

   Ratio of expenses to average net assets    0.75% (A)           0.75%          0.71%         0.75%          0.83%        0.79% (A)

   Ratio of net investment income to
      average net assets                      5.37% (A)           5.69%          4.44%         4.92%          4.79%        4.64% (A)

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                     0.17% (A)           0.17%          0.21%         0.15%          0.08%        0.13% (A)

SUPPLEMENTAL DATA

   Total investment return (B)                5.47% (A)           5.74%          4.54%         5.04%          4.89%        4.82% (A)

   Net assets, end of period            $7,379,804,981   $6,155,863,489 $4,646,268,591 $2,957,725,894 $1,787,786,777 $1,342,610,086
                                         =============   =============  ============== ==============  ============= ==============

   Average net assets                   $6,817,426,063   $5,519,126,965 $4,035,239,586 $2,302,804,288 $1,592,722,254 $1,104,588,438
                                         =============   =============  ============== ==============  ============= ==============


* Portfolio commenced operations on December 20, 1995.

(A)  Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.
10

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                              U.S. GOVERNMENT PORTFOLIO

                                            SIX MONTHS
                                               ENDED           YEAR            YEAR          YEAR           YEAR          PERIOD
                                             APRIL 30,         ENDED           ENDED         ENDED          ENDED          ENDED
                                               2001         OCTOBER 31,     OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                            (UNAUDITED)        2000            1999          1998           1997           1996*

                                          -------------   -------------   -------------  ------------   ------------  -------------

PER SHARE OPERATING
PERFORMANCE

   Net asset value, beginning of period   $       1.000   $       1.000   $      1.000   $     1.000    $     1.000   $      1.000
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Net investment income                          0.026           0.054          0.044         0.048          0.047          0.041
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Distributions from net investment
      income                                     (0.026)         (0.054)        (0.044)       (0.048)        (0.047)         (0.041)
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Net asset value, end of period         $       1.000   $       1.000 $        1.000   $     1.000    $     1.000   $       1.000
                                          =============   =============   =============  ============   ============  =============

RATIOS

   Ratio of expenses to average net assets    0.75% (A)           0.75%          0.75%          0.78%          0.81%      0.73% (A)

   Ratio of net investment income to
      average net assets                      5.22% (A)           5.41%          4.40%          4.80%          4.69%      4.64% (A)

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                     0.19% (A)           0.19%          0.19%          0.11%          0.07%      0.18% (A)

SUPPLEMENTAL DATA

   Total investment return (B)                5.31% (A)           5.56%          4.47%          4.91%          4.79%      4.82% (A)

   Net assets, end of period             $1,034,862,566  $  891,799,338  $ 880,720,253  $ 537,403,768  $ 402,685,311 $  371,046,770
                                          =============   =============  ============== =============  ============= ==============

   Average net assets                    $  953,656,491  $  901,031,857  $ 678,643,185  $ 457,821,528  $ 398,635,777 $  293,708,330
                                          =============   =============  ============== =============  ============= ==============


* Portfolio commenced operations on December 20, 1995.

(A)  Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                 MUNICIPAL PORTFOLIO

                                            SIX MONTHS
                                               ENDED           YEAR            YEAR          YEAR           YEAR          PERIOD
                                             APRIL 30,         ENDED           ENDED         ENDED          ENDED          ENDED
                                               2001         OCTOBER 31,     OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                            (UNAUDITED)        2000            1999          1998           1997           1996*
                                          -------------   -------------   -------------  ------------   ------------  -------------
PER SHARE OPERATING
PERFORMANCE

   Net asset value, beginning of period   $       1.000   $       1.000   $       1.000  $      1.000   $      1.000  $       1.000
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Net investment income                          0.016            0.034          0.026         0.029          0.030          0.026
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Distributions from net investment
      income                                     (0.016)          (0.034)        (0.026)       (0.029)        (0.030)        (0.026)
                                          -------------   -------------   -------------  ------------   ------------  -------------
   Net asset value, end of period         $       1.000   $       1.000   $       1.000  $      1.000   $      1.000  $       1.000
                                          =============   =============   =============  ============   ============  =============

RATIOS

   Ratio of expenses to average net assets    0.74% (A)           0.74%           0.74%         0.72%          0.74%
 0.62% (A)

   Ratio of net investment income to
      average net assets                      3.24% (A)           3.40%           2.56%         2.93%          2.97%      2.90% (A)

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                     0.20% (A)           0.21%           0.21%         0.13%          0.10%      0.23% (A)

SUPPLEMENTAL DATA

   Total investment return (B)                3.29% (A)           3.45%           2.59%         2.98%          3.01%      3.05% (A)

   Net assets, end of period              $ 607,037,008   $ 523,567,900  $  487,136,694 $381,090,446   $ 265,623,696 $  226,253,394
                                          =============   =============  ============== =============  ============= ==============

   Average net assets                     $ 584,166,277   $ 505,599,538  $ 439,705,095  $312,133,086   $ 252,444,536 $  196,592,413
                                          =============   =============  ============== =============  ============= ==============


* Portfolio commenced operations on December 20, 1995.

(A)  Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

             Please see accompanying notes to financial statements.

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                             CALIFORNIA                               NEW YORK
                                                              MUNICIPAL                               MUNICIPAL
                                                              PORTFOLIO                               PORTFOLIO

                                                   SIX MONTHS                              SIX MONTHS
                                                      ENDED             PERIOD                ENDED               PERIOD
                                                    APRIL 30,            ENDED              APRIL 30,              ENDED
                                                      2001            OCTOBER 31,             2001              OCTOBER 31,
                                                   (UNAUDITED)           2000*             (UNAUDITED)             2000*
                                               --------------      --------------       --------------        -------------
PER SHARE OPERATING PERFORMANCE

   Net asset value, beginning of period        $        1.000      $        1.000       $        1.000        $       1.000
                                               --------------      --------------       --------------        -------------
   Net investment income                                0.014               0.005                0.015                0.006
                                               --------------      --------------       --------------        -------------
   Distributions from net investment
      income                                           (0.014)             (0.005)              (0.015)              (0.006)
                                               --------------      --------------       --------------        -------------
   Net asset value, end of period              $        1.000      $        1.000       $        1.000        $       1.000
                                               ==============      ==============       ==============        =============

RATIOS

   Ratio of expenses to average net assets          0.65% (A)           0.65% (A)            0.65% (A)             0.65% (A)

   Ratio of net investment income to
      average net assets                            2.79% (A)           2.95% (A)            3.07% (A)             3.53% (A)

   Decrease reflected in above expense
      ratio due to waivers/reimbursements
      by the Investment Manager and its
      affiliates (Note 3)                           0.30% (A)           0.50% (A)            0.33% (A)             0.57% (A)

SUPPLEMENTAL DATA

   Total investment return (B)                      2.81% (A)           2.96% (A)            3.11% (A)             3.54% (A)

   Net assets, end of period                   $  224,690,146      $  214,545,918       $  121,611,876       $  100,705,806
                                               ==============      ==============       ==============        =============

   Average net assets                          $  223,820,249      $  224,605,169       $  107,792,095       $  101,951,165
                                               ==============      ==============       ==============        =============


* Portfolio commenced operations on September 1, 2000.

(A)  Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.



             Please see accompanying notes to financial statements.

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                 NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2001

                                   (UNAUDITED)

NOTE 1 -- ORGANIZATION

TD Waterhouse Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market investment portfolios (each a "Portfolio" and collectively the "Portfolios"). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, which are non-diversified. The investment objective of each Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federally tax-exempt income by investing primarily in municipal securities. The California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states. Each of the municipal portfolios may be subject to Alternative Minimum Tax.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                 NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2001

                             (UNAUDITED) (CONTINUED)

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the period ended April 30, 2001, the Investment Manager voluntarily waived $2,153,226, $348,306, $229,046, $129,209 and $68,586 of its investment management fee for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the period ended April 30, 2001, TD Waterhouse voluntarily waived $643,894, $99,542, $65,442, $36,917 and $19,596 of its administrative fee for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the period ended April 30, 2001, TD Waterhouse voluntarily waived $1,609,735, $248,855, $163,605, $92,291 and $48,990 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the period ended April 30, 2001, the Transfer Agent voluntarily waived $1,287,788, $199,084, $130,884, $73,833 and $39,192 of its transfer agency and dividend disbursing agency fees for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                 NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2001

                             (UNAUDITED) (CONTINUED)

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,

2. a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and

3. an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and

4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective portfolios.

NOTE 4 -- CREDIT RISK

The California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California Municipal Money Market Portfolio or the New York Municipal Money Market Portfolio.


                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--19.0%

$ 43,593,651    Americredit Automobile Receivables Trust, Ser. 2001A,
                Cl. A-1, 5.53%, due 2/12/02 (GTY: FSA)                                                    5.53       $    43,593,651
 125,000,000    Bavaria TRR Corp., due 7/16/01 (LOC: Bayerische Hypo -und Versinsbank AG) (Note E)        4.73          123,767,639
  65,000,000    Belford U.S. Capital Co., 4.50%, due 1/29/02 (Notes A, E)                                 4.50           65,000,000
  25,000,000    Belford U.S. Capital Co., 4.87%, due 3/28/02 (Notes A, E)                                 4.87           25,000,000
  12,538,053    Capital One Auto Investment, LLC Auto-Receivable-Backed Notes,
                Ser. 2000-B, Cl. A-1, 6.70%,
                due 11/15/01 (GTY: MBIA)                                                                  6.70           12,538,053
  41,443,783    CarMax Auto Owner Trust, Ser. 2001-1, Class A1, 5.61%, due 2/15/02 (GTY: MBIA)            5.61           41,443,783
  41,000,000    Corporate Receivables Corp., due 5/25/01 (Note E)                                         4.98           40,864,700
 100,000,000    CXC, Inc., due 5/16/01 (Note E)                                                           4.88           99,798,333
  63,316,000    CXC, Inc., due 8/30/01 (Note E)                                                           4.70           62,315,783
  20,000,000    Forrestal Funding Master Trust, Ser. 2000-A, due 5/4/01
                (Counterparty: Bank of America Corp.) (Note E)                                            5.35           19,991,200

  46,577,000    Forrestal Funding Master Trust, Ser. 2000-A, due 6/6/01
                (Counterparty: Bank of America Corp.) (Note E)                                            4.82           46,354,362

  20,000,000    Forrestal Funding Master Trust, Ser. 2000-A, due 7/13/01
                (Counterparty: Bank of America Corp.) (Note E)                                            5.19           19,793,572

  25,000,000    Fortis Funding LLC, due 7/3/01 (GTY: Fortis Bank) (Note E)                                5.91           24,748,875
  40,789,080    IKON Receivables, LLC, Ser 2000 2, Cl. A-1, 6.66%, due 12/17/01 (GTY: AMBAC)              6.66           40,789,080
  20,900,000    Intrepid Funding Master Trust, Ser. 1999-A, due 5/23/01
                (Counterparty: Bank of America Corp.) (Note E)                                            5.30           20,833,201

  18,101,000    Intrepid Funding Master Trust, Ser. 1999-A, due 6/7/01
                (Counterparty: Bank of America Corp.) (Note E)                                            4.43           18,018,957

  24,854,000    Intrepid Funding Master Trust, Ser. 1999-A, due 6/13/01
                (Counterparty: Bank of America Corp.) (Note E)                                            4.43           24,723,378

  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 5.37%, due 5/8/01 (Notes A, E)                  5.41           24,999,765
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 5.04%, due 5/8/01 (Notes A, E)                  5.05           24,999,187
 100,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 5.01%, due 5/16/01 (Notes A, E)                 5.01          100,000,000
  50,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 5.02%, due 5/18/01 (Notes A, E)                 5.04           49,998,681
  50,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 5.15%, due 5/29/01 (Notes A, E)                 5.18           49,999,222
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 4.51%, due 5/25/01 (Notes A, E)                 4.51           25,000,000
  10,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 4.96%, due 7/9/01 (Notes A, E)                  4.81           10,006,371
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 5.12%, due 1/15/02 (Notes A, E)                 5.05           25,016,162
  13,459,000    Long Lane Master Trust IV, Ser. 99-A, due 5/14/01
               (Counterparty: Fleet National Bank) (Note E)                                               5.29           13,433,581

  52,292,000    Long Lane Master Trust IV, Ser. 99-A, due 5/15/01
                (Counterparty: Fleet National Bank) (Note E)                                              6.67           52,160,940

 100,409,000    Park Avenue Receivables Corp., due 5/16/01 (LOC: 10% Chase Manhattan Bank, N.A.) (Note E) 5.02          100,199,815
  75,000,000    RACERS Ser. 2000-15-MM-MBS Dresdner, 5.04%, due 5/14/01 (Counterparty: Dresdner Bank AG)
                (Notes A, E)                                                                              5.04           75,000,000
  25,000,000    RACERS Ser. 2000-10-MM Rabobank, 4.54%, due 5/22/01 (Counterparty: Rabobank Nederland)
                (Notes A, E)                                                                              4.54           25,000,000
  50,692,990    UACSC 2001-A Owner Trust, Class A-1, 5.07%, due 4/5/02 (GTY: MBIA)                        5.07           50,692,990
   8,236,817    WFS Financial Owner Trust Notes, Ser. 2000 D, Class A-1, 6.70%, due 10/20/01 (GTY: FSA)   6.70            8,236,817
  33,883,006    WFS Financial Owner Trust Notes, Ser. 2001 A, Class A-1, 5.58%, due 1/20/02 (GTY: FSA)    5.58           33,883,006
                                                                                                                     --------------
                                                                                                                      1,398,201,104
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--8.8%

  49,000,000    Bear Stearns Cos., Inc., 5.78%, due 5/1/01 (Note A)                                       5.58           49,032,958
  50,000,000    Bear Stearns Cos., Inc., 4.57%, due 5/21/01 (Note A)                                      4.56           50,004,565
  50,000,000    Bear Stearns Cos., Inc., 4.51%, due 5/29/01 (Note A)                                      4.50           50,007,295
  30,000,000    Bear Stearns Cos., Inc., 4.51%, due 5/31/01 (Note A)                                      4.50           30,002,936
  15,400,000    Goldman Sachs Group, Inc., 5.19%, due 6/12/01 (Note A)                                    5.09           15,420,914
 120,000,000    Goldman Sachs Group, Inc., 4.89%, due 7/16/01 (Notes A, E)                                4.89          120,000,000
 100,000,000    Goldman Sachs Group, Inc., 5.54%, due 2/5/02 (Notes A, E)                                 5.44          100,000,000
  85,000,000    Lehman Brothers Holdings, Inc., due 7/18/01                                               4.72           84,143,625
 150,000,000    Morgan Stanley, Dean Witter, Discover & Co., 5.05%, due 5/15/01 (Note A)                  5.05          150,000,000
                                                                                                                     --------------
                                                                                                                        648,612,293

                                                                                                                     --------------

                EXTENDIBLE COMMERCIAL NOTES--4.6%

 100,000,000    Goldman Sachs Group, Inc., due 5/2/01 (Notes E, F)                                        5.08           99,985,917
  59,270,000    Newcastle Certificate Program, due 5/9/01 (Notes E, F)                                    5.07           59,203,486
 100,000,000    Newcastle Certificate Program, due 5/10/01 (Notes E, F)                                   5.16           99,872,375


                                                                              17


                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

$ 50,000,000    Newcastle Certificate Program, due 5/11/01 (Notes E, F)                                   5.15  $        49,929,167
  30,700,000    Newcastle Certificate Program, due 5/15/01 (Notes E, F)                                   5.02           30,640,306
                                                                                                                     --------------
                                                                                                                        339,631,251
                                                                                                                     --------------

                FINANCE & INSURANCE OBLIGATIONS--10.2%

  75,500,000    Associates Corp. of N.A., 4.86%, due 6/26/01 (GTY: Citicorp, N.A.) (Note A)               4.86           75,501,791
 145,000,000    Associates Corp. of N.A., 4.86%, due 6/29/01 (GTY: Citicorp, N.A.) (Note A)               4.86          145,000,000
 100,000,000    CIT Group Holdings, Inc., 5.03%, due 6/6/01 (Note A)                                      5.08           99,995,199
  27,000,000    CIT Group Holdings, Inc., 5.01%, due 6/21/01 (Note A)                                     5.08           26,997,145
   6,500,000    CIT Group Holdings, Inc., due 10/15/01                                                    6.73            6,465,048
  25,000,000    GMAC, 5.03%, due 5/1/01 (Note A)                                                          4.69           25,016,229
  45,000,000    GMAC, 5.56%, due 5/24/01 (Note A)                                                         5.34           45,030,710
  20,000,000    GMAC Int'l Finance BV, 5.00%, due 6/18/01 (GTY: GMAC) (Note A)                            5.02           20,007,404
  70,000,000    Sigma Finance Inc., 4.64%, due 5/1/01 (Notes A, E)                                        4.64           70,000,000
   9,800,000    Sigma Finance Inc., 6.45%, due 5/3/01 (Note E)                                            6.63            9,796,488
  65,000,000    Sigma Finance Inc., 5.01%, due 5/15/01 (Notes A, E)                                       5.01           65,000,000
  30,000,000    Sigma Finance Inc., 6.43%, due 5/16/01 (Note E)                                           6.63           29,919,625
  35,000,000    Sigma Finance Inc., 4.22%, due 7/26/01 (Note E)                                           4.27           34,647,161
  50,000,000    Sigma Finance Inc., 4.47%, due 9/24/01 (Note E)                                           4.58           49,093,583
  50,000,000    Sigma Finance Inc., 5.31%, due 2/1/02 (Note E)                                            5.10           50,049,588
                                                                                                                     --------------
                                                                                                                        752,519,971
                                                                                                                     --------------

                FUNDING AGREEMENTS--5.4%

 250,000,000    Metropolitan Life Insurance Co., 4.95%, due 7/2/01 (Notes A, B)                           4.95          250,000,000
 150,000,000    Travelers Insurance Co., 4.93%, due 12/21/01 (Notes A, B)                                 4.93          150,000,000
                                                                                                                     --------------
                                                                                                                        400,000,000
                                                                                                                     --------------

                INDUSTRIAL & OTHER OBLIGATIONS--4.4%

  48,529,422    Amtrak Trust 93-B, Ser. A, 4.60%, due 5/7/01 (GTY: General Electric Co.) (Note A)         5.00           48,529,422
  11,450,000    AT&T Capital Corp., 6.25%, due 7/13/01 (GTY: CIT Group Holdings, Inc.)                    6.83           11,447,244
  45,000,000    AT&T Corp., 5.03%, due 6/14/01 (Note A)                                                   5.07           44,999,444
  10,000,000    AT&T Corp., 4.78%, due 7/13/01 (Note A)                                                   4.84            9,999,113
 110,000,000    BellSouth Telecommunications Inc., 5.07%, due 6/4/01 (Note A)                             5.07          110,000,000
  10,000,000    Frontenac Properties, Inc., 4.63%, due 5/2/01
                (GTY: Sisters of Mercy Health System, Inc.) (Note A)                                      4.63           10,000,000

  90,000,000    National Rural Utilities Cooperative Fin. Corp., 5.10%, due 2/5/02                        5.10           90,000,000
                                                                                                                     --------------
                                                                                                                        324,975,223
                                                                                                                     --------------

                LOAN PARTICIPATIONS--3.0%

 150,000,000    GMAC Residential Holding Corp., Inc., due 5/2/01 (GTY: GMAC) (Note B)                     5.16          149,978,597
  49,000,000    Luddite Associates, 4.87%, due 7/6/01 (GTY: Prudential Ins. Co. of America) (Note B)      4.87           49,000,000
  22,000,000    Prudential Insurance Co., 5.44%, due 6/8/01 (Note B)                                      5.44           22,000,000
                                                                                                                     --------------
                                                                                                                        220,978,597
                                                                                                                     --------------

                TOTAL CORPORATE OBLIGATIONS--55.4%                                                                     4,084,918,439
                                                                                                                     --------------

                BANK OBLIGATIONS

                BANK NOTES--9.8%

  25,000,000    Bank of America Corp., 5.00%, due 6/29/01 (Note A)                                        5.00           25,000,000
  14,500,000    Bank of America Corp., 5.06%, due 9/11/01 (Note A)                                        4.93           14,518,253
   7,000,000    Bank of America, N.A., 4.34%, due 7/27/01 (Note A)                                        4.34            6,999,821
  65,770,000    Bankers Trust Corp., 4.44%, due 7/30/01 (Note A)                                          4.38           65,817,956
  65,000,000    First Union National Bank, 4.70%, due 5/1/01 (Note A)                                     4.70           65,000,000
  50,000,000    First Union National Bank, 4.69%, due 5/1/01 (Note A)                                     4.69           50,000,000
  50,000,000    First Union National Bank, 4.46%, due 5/29/01 (Note A)                                    4.46           50,000,401
  50,000,000    First Union National Bank, 5.20%, due 6/11/01 (Note A)                                    5.06           50,024,192
  50,000,000    First Union National Bank, 4.69%, due 7/16/01 (Note A)                                    4.69           50,000,000

18

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

$ 50,000,000    First USA Bank, N.A., 5.45%, due 5/14/01 (Note A)                                         5.44       $   50,017,837
  17,000,000    First USA Bank, N.A., due 6/25/01                                                         6.52           16,988,546
  70,000,000    Firstar Bank, N.A., 4.50%, due 4/18/02                                                    4.65           69,901,576
  50,000,000    Fleet National Bank, 4.99%, due 5/21/01 (Note A)                                          5.03           49,994,636
  75,000,000    LaSalle National Bank, Chicago, 5.65%, due 7/9/01                                         5.65           75,000,000
  85,000,000    Wells Fargo & Co., 5.01%, due 5/14/01 (Note A)                                            5.05           85,000,000
                                                                                                                     --------------
                                                                                                                        724,263,218
                                                                                                                     --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--3.0%

  50,000,000    Banc One Financial Corp., due 5/11/01 (GTY: Bank One Corp.)                               6.32           49,914,305
   5,400,000    Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999 VRDN, 4.70%, due 5/3/01
                (LOC: Bank of New York) (Note C)                                                          4.64            5,400,000
   6,900,000    CEGW, Inc. Tax. Notes, Ser. 1999, 5.25%, due 5/1/01 (LOC: PNC Bank, N.A.) (Note A)        5.18            6,900,000
  28,000,000    COSCO (Cayman) Co. Ltd., due 6/6/01 (LOC: Bank of America, N.A.)                          5.06           27,860,000
  18,700,000    EPI Corp., Taxable Adj. Rate Nts., Series 1998, 5.25%, due 5/1/01
                (LOC: PNC Bank, N.A.) (Note A)                                                            5.25           18,700,000

  25,000,000    Formosa Plastics Corp., USA, due 5/16/01 (LOC: Bank of America, N.A.)                     5.02           24,947,917
  25,000,000    Formosa Plastics Corp., USA, due 6/15/01 (LOC: Bank of America, N.A.)                     4.87           24,849,062
  31,550,000    Metrocrest Hospital Authority, Ser. 89-A, due 7/3/01 (LOC: Bank of New York)              4.96           31,279,459
  15,000,000    Old Slip Funding Corp., due 5/4/01 (LOC: Bank of New York)                                5.02           14,993,750
   4,800,000    Stech, LLP Tax. Adj. Rate Bonds, Ser. 1998, 5.25%, due 5/1/01
                (LOC: PNC Bank, N.A.) (Note A)                                                            5.18           4,800,000

  10,145,000    Willow Run Foods, Inc. Ser 1999-1 VRDN, 5.25%, due 5/1/01 (LOC: PNC Bank, N.A.) (Note C)  5.18           10,145,000
                                                                                                                     --------------
                                                                                                                        219,789,493
                                                                                                                     --------------

                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--6.4%

 100,000,000    Bank of Scotland, 4.50%, due 4/17/02                                                      4.50          100,000,000
  50,000,000    Commerzbank AG, 5.38%, due 1/8/02                                                         5.36           50,006,628
 100,000,000    Commerzbank AG, 5.16%, due 2/20/02                                                        5.18           99,984,429
  50,000,000    Landesbank Hessen-Thueringen GZ, 5.45%, due 1/8/02                                        5.39           50,019,912
  50,000,000    Rabobank Nederland, 5.00%, due 2/5/02                                                     4.80           50,068,444
  50,000,000    Regions Bank (Alabama), 5.22%, due 9/21/01                                                5.22           50,000,000
  50,000,000    Regions Bank (Alabama), 5.18%, due 2/7/02                                                 4.93           50,089,312
  25,000,000    UBS AG, 5.22%, due 2/20/02                                                                4.80           25,080,918
                                                                                                                     --------------
                                                                                                                        475,249,643

                                                                                                                     --------------

                EURODOLLAR BANK CERTIFICATES OF DEPOSIT--2.4%

  50,000,000    Deutsche Bank AG, 5.94%, due 7/5/01                                                       5.40           50,047,176
  50,000,000    KBC Bank NV, 5.28%, due 7/31/01                                                           5.15           50,015,834
  25,000,000    Svenska Handelsbanken AB, 5.41%, due 7/30/01                                              5.15           25,015,658
  50,000,000    Svenska Handelsbanken AB, 5.13%, due 2/1/02                                               5.05           50,029,173
                                                                                                                     --------------
                                                                                                                        175,107,841
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--11.6%

  25,000,000    Banco de la Provincia de Buenos Aires, due 8/10/01 (LOC: Barclays Bank PLC)               5.38           24,633,875
  20,000,000    Banco de la Provincia de Buenos Aires, due 11/13/01 (LOC: Barclays Bank PLC)              4.59           19,513,267
  22,500,000    Banco Galicia Uruguay, S.A., due 5/18/01 (LOC: Barclays Bank PLC)                         5.53           22,442,413
  18,000,000    Banco Itau S.A., Series A & B, due 9/19/01 (LOC: Bayerische Hypo -und Vereinsbank AG)     4.60           17,682,750
  65,000,000    Banco Rio de la Plata S.A., Ser. A, due 6/21/01
                (GTY: Banco Santander Central Hispano, S.A.)                                              4.78           64,565,367
  38,500,000    BankBoston Latino Americano, S.A., due 5/2/01 (LOC: HSBC Bank USA)                        5.33           38,494,364
  53,000,000    BankBoston Latino Americano, S.A., due 7/17/01 (LOC: HSBC Bank USA)                       4.35           52,511,414
  41,020,000    Carondelet Health System, due 6/12/01 (LOC: Rabobank Nederland)                           4.79           40,792,681
  18,000,000    Central American Bank for Economic Integration, due 8/20/01 (LOC: Barclays Bank PLC)      5.39           17,710,290
  22,000,000    ED&F Man Treasury Management Ltd., due 6/22/01 (LOC: Rabobank Nederland)                  4.76           21,850,644
  44,000,000    GTL - Trade Corp., due 7/19/01 (LOC: Banco Santander Central Hispano, S.A.)               4.71           43,551,017
  50,000,000    GTL - Trade Corp., due 7/20/01 (LOC: Banco Santander Central Hispano, S.A.)               4.71           49,483,333
  38,000,000    Inland Empire Solid Waste Fin. Auth. 1999 Ser. A VRDN, 4.57%, due 5/2/01
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       4.57           38,000,000
  25,000,000    Louis Dreyfus Corp., due 5/7/01 (LOC: Bank of Montreal)                                   5.07           24,978,958


                                                                              20

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

$ 22,288,000    Mt. Sinai Medical Center Realty Corp., due 5/16/01 (LOC: Landesbank Hessen-Thueringen GZ) 5.43       $   22,238,223
  25,000,000    PEMEX Capital, Inc., due 5/21/01 (LOC: Barclays Bank PLC)                                 6.63           24,910,833
  30,000,000    PEMEX Capital, Inc., due 5/30/01 (LOC: Barclays Bank PLC)                                 6.16           29,854,758
  30,800,000    Petrobras International Finance Co. - Ser. 2000-II, due 5/10/01 (LOC: Barclays Bank PLC)  4.58           30,764,811
  40,835,000    Petrobras International Finance Co. - Ser. 2000-II, due 5/11/01 (LOC: Barclays Bank PLC)  4.58           40,783,162
  64,365,000    Redding Life Care LLC (Meadow Ridge Proj.) Ser. 1998B VRDN, 4.85%, due 5/2/01
                (LOC: BNP Paribas) (Note C)                                                               4.78           64,365,000
  50,000,000    Santander Central Hispano Finance (Delaware) Inc., due 6/22/01
                (GTY: Banco Santander Central Hispano, S.A.)                                              5.39           49,619,389
 120,000,000    Santander Central Hispano Finance (Delaware) Inc., due 7/30/01
                (GTY: Banco Santander Central Hispano, S.A.)                                              5.15          118,475,250
                                                                                                                     --------------
                                                                                                                        857,221,799

                                                                                                                     --------------

                TOTAL BANK OBLIGATIONS--33.2%                                                                          2,451,631,994
                                                                                                                     --------------

                TAXABLE MUNICIPAL OBLIGATIONS--4.7%

  68,685,000    Brazos River Auth., Texas Collateralized PCR (TX Utilities Electric Co. Proj.),
                Tax. Ser. 1993A, 5.00%, due 6/8/01 (LOC: Chase Manhattan Bank)                            5.00           68,685,000
  40,000,000    Calif. Pollution Control Fin. Auth. Rev. Bonds
                (ARCO Project), Tax. Ser. 1997, 4.88%, due 7/12/01
                (LOC: Atlantic Richfield Co.) (Note E)                                                    4.88           40,000,000
  25,000,000    Calif. Pollution Control Fin. Auth. Rev. Bonds
                (Browning-Ferris Project), Taxable Series 1997, 5.43%,
                due 5/16/01 (LOC: Chase Bank of Texas, N.A.)                                              5.43           25,000,000
  70,000,000    Calif. Pollution Control Fin. Auth., Environmental Improvement Rev. Bonds
                (Shell Oil Co. Project),
                Taxable, Series 1998A, 4.70%, due 5/1/01 (GTY: Shell Oil Co.) (Note E)                    4.70           70,000,000
  13,000,000    Downtown Marietta GA Dev. Auth., Rev. Bonds
                (Marietta Conf. Ctr. Proj.) Ser. A VRDN, 4.60%,
                due 5/2/01 (LOC: Canadian Imperial Bank of Commerce) (Note C)                             4.60           13,000,000
  10,340,000    Downtown Marietta GA Dev. Auth., Rev. Bonds
                (Marietta Conf. Ctr. Proj.) Ser. B VRDN, 4.60%,
                due 5/2/01 (LOC: Canadian Imperial Bank of Commerce)                                      4.60           10,340,000
  23,900,000    Ill. Dev. Auth. Rev. Bonds Ser. 1996 VRDN, 4.70%, due 5/3/01
                (LOC: Northern Trust Co.) (Note C)                                                        4.64           23,900,000
  13,800,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1999B-I VRDN, 4.57%, due 5/2/01
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             4.57           13,800,000
  18,000,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1999B-II VRDN, 4.57%, due 5/2/01
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             4.57           18,000,000
  15,000,000    State of Texas (Veterans' Land Refunding Bonds) Tax. Ser. 1999-A2 VRDN, 4.50%, due 5/2/01
                (LIQ: Morgan Guaranty Trust Co. of N.Y.) (Note C)                                         4.50           15,000,000
  32,060,000    State of Texas (Veterans' Land Refunding Bonds) Tax. Ser. 2000, VRDN, 4.45%, due 5/1/01
                (LIQ: Morgan Guaranty Trust Co. of N.Y.) (Note C)                                         4.45           32,060,000
  20,000,000    State of Texas (Veterans' Land Refunding Bonds) Tax. Ser. 2000A, VRDN, 4.45%, due 5/1/01
                (LIQ: Morgan Guaranty Trust Co. of N.Y.) (Note C)                                         4.45           20,000,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--4.7%                                                               349,785,000
                                                                                                                     --------------

                U.S. GOVERNMENT & AGENCY OBLIGATIONS--1.8%
 130,000,000    FNMA Notes, 5.25%, due 2/21/02                                                            5.25          130,000,000
                                                                                                                     --------------

                MONEY MARKET FUND--4.5%

 335,000,000    Scudder Money Market Series--Institutional Shares                                          4.85         335,000,000
                                                                                                                     --------------

                REPURCHASE AGREEMENT--1.0%
  73,595,000    ABN Amro Bank, N.V.
                ~dated 04/30/01, due 05/01/01 in the amount of $73,604,465
                ~fully collateralized by U.S. Government securities, coupon range 6.60% to 7.00%,
                  maturity range 4/1/16 to 1/1/31, market value $75,066,900                               4.63           73,595,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (COST $7,424,930,433)--100.6%                                                        7,424,930,433


                LIABILITIES IN EXCESS OF OTHER ASSETS--(0.6)%                                                           (45,125,452)
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                  $  7,379,804,981
                                                                                                                     ==============


Please see accompanying notes to schedules of investments and financial statements.


                       TD WATERHOUSE FAMILY OF FUNDS, INC.
               U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK--1.8%

$  9,000,000    Notes, 6.07%, due 7/02/01                                                                 5.43       $    9,009,117
   7,900,000    Notes, 5.88%, due 7/02/01                                                                 4.35            7,918,229
   1,000,000    Notes, 6.00%, due 10/01/01                                                                5.15            1,003,316
   1,000,000    Notes, 5.40%, due 1/14/02                                                                 5.53              999,124
                                                                                                                     --------------
                                                                                                                         18,929,786
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--17.7%

   1,000,000    Notes, 6.75%, due 5/04/01                                                                 5.45            1,000,000
   1,025,000    Notes, 6.04%, due 7/13/01                                                                 4.87            1,027,091
  10,000,000    Notes, 5.50%, due 8/13/01                                                                 4.54           10,022,769
   8,040,000    Notes, 6.63%, due 8/15/01                                                                 5.13            8,040,000
  30,000,000    Notes, 5.18%, due 8/17/01 (Note A)                                                        5.25           29,993,937
   2,000,000    Notes, 5.34%, due 9/11/01                                                                 5.08            2,000,000
  10,000,000    Notes, 5.88%, due 9/17/01                                                                 4.49           10,047,022
  25,000,000    Notes, 4.67%, due 9/28/01 (Note A)                                                        4.72           24,995,001
  10,000,000    Notes, 4.93%, due 11/01/01 (Note A)                                                       4.93           10,000,000
   7,445,000    Notes, 7.13%, due 11/15/01                                                                4.47            7,545,267
  13,000,000    Notes, 6.75%, due 2/01/02                                                                 4.63           13,195,370
  15,000,000    Notes, 4.91%, due 2/01/02 (Note A)                                                        4.93           14,997,783
  25,850,000    Notes, 5.05%, due 2/05/02                                                                 4.85           25,877,169
  15,000,000    Notes, 4.50%, due 3/26/02                                                                 4.53           14,995,037
   9,000,000    Notes, 4.38%, due 3/28/02                                                                 4.56            8,984,534
                                                                                                                     --------------
                                                                                                                        182,720,980
                                                                                                                     --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION--62.4%

  55,000,000    Mortgage-backed Discount Notes, due 5/01/01                                               6.50           55,000,000
  35,000,000    Mortgage-backed Discount Notes, due 5/01/01                                               5.44           35,000,000
  30,000,000    Mortgage-backed Discount Notes, due 5/01/01                                               5.42           30,000,000
  10,000,000    Mortgage-backed Discount Notes, due 6/01/01                                               5.25            9,955,394
  40,000,000    Mortgage-backed Discount Notes, due 6/01/01                                               5.21           39,822,956
  50,000,000    Mortgage-backed Discount Notes, due 6/01/01                                               5.08           49,784,292
  35,000,000    Mortgage-backed Discount Notes, due 6/01/01                                               4.79           34,856,840
  30,000,000    Mortgage-backed Discount Notes, due 7/02/01                                               4.79           29,755,617
  42,152,000    Mortgage-backed Discount Notes, due 7/02/01                                               4.72           41,813,707
  30,000,000    Mortgage-backed Discount Notes, due 8/01/01                                               5.23           29,609,000
  20,000,000    Mortgage-backed Discount Notes, due 8/01/01                                               4.23           19,786,356
  87,668,000    Mortgage-backed Discount Notes, due 8/01/01                                               4.22           86,732,632
  16,637,000    Mortgage-backed Discount Notes, due 8/07/01                                               4.25           16,460,371
  20,000,000    Mortgage-backed Discount Notes, due 8/15/01                                               5.30           19,696,568
  20,000,000    Mortgage-backed Discount Notes, due 10/02/01                                              4.53           19,620,989
  10,000,000    Notes, 5.31%, due 5/18/01                                                                 6.28            9,995,287
   4,000,000    Notes, 5.44%, due 5/21/01                                                                 5.00            4,000,604
   7,000,000    Notes, 6.01%, due 7/17/01                                                                 5.36            7,008,763
   1,000,000    Notes, 6.71%, due 7/24/01                                                                 5.42            1,002,827
   8,000,000    Notes, 6.73%, due 8/23/01                                                                 4.62            8,048,760
   5,000,000    Notes, 4.63%, due 10/15/01                                                                4.45            5,002,332
   2,000,000    Notes, 5.00%, due 11/02/01                                                                5.62            1,993,628
  25,000,000    Notes, 6.63%, due 1/15/02                                                                 4.54           25,343,910
  15,000,000    Notes, 5.25%, due 2/21/02                                                                 5.25           15,000,000
  50,000,000    Notes, 4.49%, due 3/21/02 (Note A)                                                        4.50           50,000,000
                                                                                                                     --------------
                                                                                                                        645,290,833
                                                                                                                     --------------
                FEDERAL NATIONAL MORTGAGE CORP.--4.5%

  15,000,000    Discount Notes, due 8/16/01                                                               4.55           14,800,267
  30,695,000    Notes, 5.75%, due 6/15/01                                                                 5.30           30,707,812
   1,000,000    Notes, 4.75%, due 12/14/01                                                                5.32              996,461
                                                                                                                     --------------
                                                                                                                         46,504,540
                                                                                                                     --------------

                                                                              21

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
               U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------


                STUDENT LOAN MARKETING ASSOCIATION--5.6%

$ 50,000,000    Notes, 4.16%, due 12/14/01                                                                4.10       $   50,000,000
   8,250,000    Notes, 6.25%, due 1/04/02                                                                 6.17            8,249,568
                                                                                                                     --------------
                                                                                                                         58,249,568
                                                                                                                     --------------
                U.S. GOVERNMENT AGENCY/AGENCY GUARANTEED SHIP BUILDING NOTES--4.8%
  25,000,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government Guaranteed Ship
                Financing Notes, Ser. A 2001, 4.24%, due 1/31/02 (Note A)                                 4.24           25,000,000
  25,000,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government Guaranteed Ship
                Financing Notes, Ser. B 2000, 4.29%, due 7/31/01 (Note A)                                 4.29           25,000,000
                                                                                                                     --------------
                                                                                                                         50,000,000
                                                                                                                     --------------

                REPURCHASE AGREEMENTS--14.5%
  75,619,000    ABN Amro Bank, N.V., N.Y.
                ~dated 4/30/01, due 5/01/01 in the amount of $75,628,725
                ~fully collateralized by U.S. Government securities, coupon range 5.00% to 8.00%,
                  maturity range 9/01/06 to 01/01/31, value $77,131,381                                   4.63           75,619,000
  75,000,000    Morgan Stanley

                ~dated 1/18/01, due 5/18/01 in the amount of $76,372,500
                ~fully collateralized by U.S. Government securities, coupon range 6.50% to 7.00%,
                  maturity range 5/01/13 to 3/01/34, value $76,875,405 (Note B)                           5.49           75,000,000
                                                                                                                     --------------
                                                                                                                        150,619,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (COST $1,152,314,707)--111.3%                                                        1,152,314,707

                LIABILITIES IN EXCESS OF OTHER ASSETS--(11.3%)                                                         (117,452,141)
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $ 1,034,862,566
                                                                                                                     ==============


Please see accompanying notes to schedules of investments and financial statements.


                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL OBLIGATIONS

                ALABAMA--2.2%

$    200,000    HFA Rev. Bonds (Single Family Mortgage) Ser. A2, 4.80%, due 10/1/01
                (GNMA/FNMA Collateralized)                                                                3.50       $      201,062
   4,280,000    Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998 VRDN, 4.40%
                (LOC: First Union National Bank ) (Note C)                                                4.40            4,280,000
   4,650,000    Montgomery IDR Bonds (Anderson ALACO Lawn Proj.) VRDN, 4.42% (LOC: U.S. Bank) (Note C)    4.42            4,650,000
   3,000,000    Montgomery IDR Bonds (Kinpak Inc. Proj.) VRDN, 4.50%
                (LOC: First Union National Bank) (Note C)                                                 4.50            3,000,000
   1,000,000    Univ. of South Alabama Hosp. Rev. Bonds, 4.35%, due 8/1/01 (Insured: AMBAC)               4.37              999,828
     500,000    Water PCR Bonds, 4.50%, due 8/15/01 (Insured: AMBAC)                                      3.50              501,427
                                                                                                                     --------------
                                                                                                                         13,632,317
                                                                                                                     --------------

                ALASKA--1.1%

   2,400,000    Alaska IDA Rev. Bonds (Alaska Hotel Properties, Inc.) VRDN, 4.45%
                (LOC: National Westminster Bank PLC) (Note C)                                             4.45            2,400,000
   4,000,000    Valdez Marine Terminal Rev. Bonds
                (Atlantic Richfield Proj.) Ser. 1994C, 3.15%, due 6/8/01                                  3.15            4,000,000
                                                                                                                     --------------
                                                                                                                          6,400,000
                                                                                                                     --------------

                ARIZONA--0.4%

   2,200,000    Pima County IDA Rev. Bonds
                (Tucson Elec. Co. Proj.) VRDN, 4.30%  (LOC: Societe Generale) (Note C)                    4.30            2,200,000
                                                                                                                     --------------

                ARKANSAS--0.8%

   4,630,000    Arkansas DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 4.45%
                (LOC: First Union National Bank) (Note C)                                                 4.45            4,630,000
                                                                                                                     --------------

                CALIFORNIA--3.3%

   7,300,000    California Higher Educ. Loan Auth., Ser. 1987A, 4.45%, put 7/1/01 (LOC: SLMA)             4.45            7,300,000
   2,700,000    California School Cash Reserve Prog. Auth., Ser. A, 5.25%, due 7/3/01                     4.27            2,704,376
   7,000,000    Livermore COP Rev. Bonds, VRDN, 4.00% (LIQ: Dexia Credit Local S.A.) (Note C)             4.00            7,000,000
   3,000,000    Statewide Communities Dev. Auth. Rev. Bonds, Ser. N-6 VRDN, 4.10%
                (SBPA: Bank of New York) (Notes C, E)                                                     4.10            3,000,000
                                                                                                                     --------------
                                                                                                                         20,004,376

                                                                                                                     --------------

                COLORADO--2.4%

  12,000,000    Denver City & County Airport Rev. Bonds, Ser. 2000A, 3.25%, due 6/18/01
                (LOC: Bayerische Landesbank GZ, State Street Bank)                                        3.25           12,000,000
     950,000    Denver City & County Airport Rev. Bonds, Ser. 2000A, 4.50%, due 11/15/01 (Insured: AMBAC) 3.45              955,228
   1,580,000    Denver City & County Airport Rev. Bonds, Ser. 1991D, 7.75%, \
                due 11/15/01 prerefunded @ 102 (Note D)                                                   4.43            1,638,280
                                                                                                                     --------------
                                                                                                                         14,593,508
                                                                                                                     --------------

                DELAWARE--0.2%

   1,160,000    Wilmington Community Rev. Bonds, VRDN Program A, 4.50%
                (LOC: First Union National Bank) (Note C)                                                 4.50            1,160,000
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--6.9%

     830,000    GO Bonds, Ser. A, 6.30%, due 6/1/01 (Insured: MBIA)                                       4.40              831,299
     200,000    GO Bonds, Ser. A2, 4.55%, due 6/1/01 (Insured: AMBAC)                                     3.50              200,174
  12,000,000    HFA COP (Tyler House Apts. Proj.) Ser. 1995A VRDN, 4.45%
                (LOC: Landesbank Hessen-Thueringen GZ) (Note C)                                           4.45           12,000,000
  20,100,000    HFA Rev. Bonds, Ser. D VRDN, 4.20% (LIQ: Lehman Brothers, Inc.) (Notes C, E)              4.20           20,100,000
   5,000,000    Metropolitan Airport Rev. Bonds, VRDN, 4.15% (LIQ: Lehman Brothers, Inc.) (Notes C, E)    4.15            5,000,000
   4,000,000    Water & Sewer Rev. Bonds (Eagle Trust Certs.) VRDN, 4.31%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        4.31            4,000,000
                                                                                                                     --------------
                                                                                                                         42,131,473
                                                                                                                     --------------

                FLORIDA--9.1%

   5,100,000    Dade Cty. IDA Rev. Bonds (Dolphins Stadium Proj.) Ser. D VRDN, 4.25%
                (LOC: Societe Generale) (Note C)                                                          4.25            5,100,000

                                                                              23

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000    Florida Board of Education GO Bonds (ABN-AMRO Munitops 1998) VRDN, 4.40%
                (LIQ: ABN-AMRO Bank) (Note E)                                                             4.40       $    2,000,000
   1,853,000    Gainesville Util. Sys. Rev. Bonds, Ser. C, 3.45%, due 6/5/01
                (LIQ: Bayerische Landesbank GZ)                                                           3.45            1,853,000
   3,540,000    Halifax Hosp. Med. Ctr. GO TANS, 3.75%, due 3/15/02                                       3.30            3,553,422
  20,000,000    Lee Cty. Hosp. Board of Dir. Rev. Bonds
                (Lee Memorial Hosp. Proj.) Ser. 1995A, 3.45%, due 6/12/01
                (LIQ: SunTrust Bank)                                                                      3.45           20,000,000
   2,200,000    Pinellas Cty. IDR, (Pozin Enterprises Onc. Proj.)  4.40%
                (LOC: Nationsbank, N.A.) (Note C)                                                         4.40           2,200,000
   1,900,000    St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.)
                Ser. 1986 VRDN, 4.40%, (LOC: SunTrust Bank) (Note C)                                      4.40            1,900,000
   7,135,000    Sunrise Utility Sys. Rev. Bonds , Ser. PCR17 VRDN, 4.46%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        4.46            7,135,000
  11,100,000    Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. A, 3.20%, due 6/11/01
                (SBPA: Bank of Nova Scotia)                                                               3.20           11,100,000
     200,000    West Palm Beach Util. Sys. Rev. Bonds, 5.375%, due 10/1/01 (Insured: FGIC)                3.80              201,285
                                                                                                                     --------------
                                                                                                                         55,042,707

                                                                                                                     --------------

                GEORGIA--1.7%

   5,921,000    Dekalb Cty. Hsg. Auth. SFM, Ser.1997A VRDN, 4.50% (LIQ: Bank of New York) (Note C)        4.50            5,921,000
   1,400,000    Gwinnett Cty. IDR (Barco Inc. Proj.) VRDN, 4.45%
                (LOC: First Union National Bank) (Note C)                                                 4.45            1,400,000
   1,000,000    Talbot Cty. Dev. Auth. IDR (Douglas Asphalt Co. Proj.) VRDN, 4.50%
                (LOC: First Union National Bank) (Note C)                                                 4.50            1,000,000
   2,000,000    Valdosta Lowndes Cty. IDR (Reames Cos. Proj.) Ser 1998 VRDN, 4.35%
                (LOC: Nationsbank, N.A.) (Note C)                                                         4.35            2,000,000
                                                                                                                     --------------
                                                                                                                         10,321,000

                                                                                                                     --------------

                ILLINOIS--5.8%

   2,065,000    Bedford Park IDR (Cintas Sales Corp. Proj.) VRDN, 4.35% (LOC: PNC Bank, N.A.) (Note C)    4.35            2,065,000
   4,300,000    Chicago IDR (Enterprise Center X Proj.) VRDN, 4.42% (LOC: Banc One, N.A.) (Note C)        4.42            4,300,000
     300,000    Chicago Public Bldg. Rev. Bonds, Ser. C, 5.00%, due 2/1/02 (Insured: FGIC)                3.60              303,065
   2,625,000    Chicago Sales Tax Rev. Bonds, VRDN, 4.20% (LIQ: Citibank, N.A.) (Note C)                  4.20            2,625,000
     350,000    Cook Cty. GO Bonds, 6.40%, due 11/1/01 (Insured: AMBAC)                                   3.50              355,134
   9,600,000    Health Facs. Auth. Rev. Bonds, 6.80%, due 11/1/01 prerefunded @102 (Note D)               4.48            9,900,596
     575,000    Illinois DFA (D.E. Akin Seed Proj.) VRDN, 4.45% (LOC: Banc One, N.A.) (Note C)            4.45              575,000
     900,000    Illinois DFA Rev. Bonds (Profile Plastics Proj.) VRDN, 4.42%
                (LOC: LaSalle National Bank) (Note C)                                                     4.42           900,000
   1,700,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 4.40%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     4.40            1,700,000
   1,900,000    Madison Cty. Envir. Rev. Bonds
                (Shell Oil Co.-Wood River Proj.) VRDN Ser. 1997, 4.55% (Note C)                           4.55            1,900,000
     305,000    Massac Cty. Comm. Unit SD #1, 4.50% due 10/15/01 (Insured: MBIA)                          4.50              305,000
   5,000,000    Paris IDR (Simonton Building Products Inc. Proj.)
                VRDN, 4.45% (LOC: PNC Bank, N.A.) (Note C)                                                4.45            5,000,000
   2,300,000    Richmond IDR (Maclean Fogg Co. Proj.) VRDN, 4.40% (LOC: Bank of America) (Note C)         4.40            2,300,000
   1,900,000    Southwestern  Illinois Dev. Auth. Solid Waste Disp. Rev. Bonds
                (Shell Oil Co.-Wood River Proj.)
                Ser. 91 VRDN, 4.55% (Note C)                                                              4.55            1,900,000
     900,000    Southwestern  Illinois Dev. Auth. Solid Waste Disp. Rev. Bonds
                (Shell Oil Co.-Wood River Proj.)
                Ser. 95 VRDN, 4.55% (Note C)                                                              4.55              900,000
                                                                                                                     --------------
                                                                                                                         35,028,795

                                                                                                                     --------------

                INDIANA--2.1%

     250,000    Education Rev. Bonds (Rose Hulman Proj.) 5.25%, due 6/1/01 (Insured: MBIA)                4.30              250,195
   1,495,000    Fort Wayne Hosp. Auth. Rev. Bonds (Parkview Health Sys.)
                4.50%, due 11/15/01 (Insured: MBIA)                                                       3.50            1,502,907
   2,050,000    Indiana Employment Dev. Commission Rev. Bonds (Fischer Enterprises Proj.) VRDN, 4.45%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.45            2,050,000
   6,600,000    Lafayette ISD Tax Anticipation Warrants, 4.60%, due 12/31/01                              4.25            6,614,810
   1,000,000    Marion Cty. Convention & Recreation Facs. Rev. Bonds, 7.00%,
                due 6/1/01 prerefunded @ 102 (Note D)                                                     4.40            1,022,072

   1,400,000    New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) VRDN, 4.45%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.45            1,400,000
                                                                                                                     --------------
                                                                                                                         12,839,984
                                                                                                                     --------------

                IOWA--1.4%

     235,000    Ames Community School District, 5.45%, due 6/1/01 (Insured: MBIA)                         4.55              235,174

24

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  3,600,000    Dubuque (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 4.64% (LOC: ABN-AMRO Bank N.V.) (Note C)   4.64       $    3,600,000
   2,800,000    Higher Educ. Rev. Bonds (Grinnell College), 5.25%, due 6/1/01                             4.40            2,801,947
   1,300,000    Student Loan Rev. Bonds, Ser. C, 6.75%, due 12/1/01 (Insured: AMBAC)                      3.25            1,321,680
     705,000    Univ. of Iowa Fac. Corp. Rev. Bonds (Medical Educ. & Biomed Research Fac. Proj.)
                4.50%, due 6/1/01 (Insured: AMBAC)                                                        4.40              705,053
                                                                                                                     --------------
                                                                                                                          8,663,854
                                                                                                                     --------------

                KANSAS--1.0%

   5,000,000    Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) VRDN, 4.42%
                (LIQ: First Union National Bank) (Notes C, E)                                             4.42            5,000,000
   1,150,000    Spring Hill IRB (Abrasive Engineering Proj.) VRDN, 4.42% (
                LOC: LaSalle National Bank) (Note C)                                                      4.42            1,150,000

                                                                                                                     --------------
                                                                                                                          6,150,000
                                                                                                                     --------------

                KENTUCKY--1.1%

   2,465,000    Cynthiana IDR (Bullard Co. Proj.) VRDN, 4.40% (LOC: Banc One Corp.) (Note C)              4.40            2,465,000
   1,000,000    Kentucky Turnpike Auth. Rev. Bonds (Trust Rec.) Ser. 17 VRDN, 4.10%
                (LIQ: Commerzbank AG) (Notes C, E)                                                        4.10            1,000,000
   3,000,000    Mayfield IDR (Seaboard Farms of KY Inc. Proj.) VRDN, 4.40% (LOC: SunTrust Bank) (Note C)  4.40            3,000,000
                                                                                                                     --------------
                                                                                                                          6,465,000
                                                                                                                     --------------

                LOUISIANA--0.8%

   1,200,000    Calcasieu Parish PCR (Citgo Petroleum Corp.) Ser. 1996, VRDN, 4.55%
                (LOC: Westdeutsche Landesbank GZ) (Note C)                                                4.55            1,200,000
   2,000,000    Jefferson Parish IDR (George J. Ackel Sr. Proj.) VRDN, 4.05% (LOC: Regions Bank) (Note C) 4.05            2,000,000
     475,000    Shreveport  Rev. Bonds, Ser. C, 4.20%, due 10/1/01 (Insured: AMBAC)                       3.55              476,257
     900,000    St. Charles Parish PCR (Shell Oil Co.) Ser. 1993 VRDN, 4.55% (Note C)                     4.55              900,000
                                                                                                                     --------------
                                                                                                                          4,576,257
                                                                                                                     --------------

                MAINE--0.5%

   1,000,000    Educ. Loan Marketing Corp. Rev. Bonds (Student Loan) Ser. A4, 5.75%, due 11/1/01          4.35            1,006,802
   2,000,000    Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) VRDN, 4.40%
                (LOC: Bank of New York) (Note C)                                                          4.40            2,000,000
                                                                                                                     --------------
                                                                                                                          3,006,802
                                                                                                                     --------------

                MARYLAND--2.6%

   5,300,000    Anne Arundel Cty. PCR Bonds
                (Baltimore Gas & Electric Proj.) Ser. 1988, 3.25%, due 6/19/01
                (SBPA: Bank of New York, Chemical)                                                        4.20            5,300,000
   5,750,000    Frederick Cty. Rev. Bonds (Mount St. Marys) Ser. B, VRDN, 4.20%
                (LOC: SunTrust Bank) (Note C)                                                             4.20            5,750,000

   3,000,000    Maryland CDA Rev. Bonds, Ser. 2000CMC3 VRDN, 4.40%
                (LIQ: Chase Manhattan Bank) (Notes C, E)                                                  4.40            3,000,000

   1,890,000    Maryland Health & Higher Ed. Rev. Bonds (North Arundel Hosp. Proj.) VRDN, 4.20%
                (LOC: Mellon Bank) (Note C)                                                               4.20            1,890,000
                                                                                                                     --------------
                                                                                                                         15,940,000
                                                                                                                     --------------

                MASSACHUSETTS--1.4%

     570,000    Educ. Loan Auth. Rev. Bonds, Issue E, Ser. B, 4.95%, due 7/1/01 (Insured: AMBAC)          4.60              570,315
     375,000    HFA Rev. Bonds, Ser. D, 4.20%, due 6/1/01 (Insured: MBIA)                                 4.00              375,053
   2,715,000    Massachusetts Health & Educ. Fac. Auth. Rev. Bonds (Becker College) Ser. A1 VRDN, 4.10%
                (LOC: FleetBoston Financial Corp.) (Note C)                                               4.10            2,715,000
     700,000    Massachusetts IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 4.20%
                (LOC: FleetBoston Financial Corp.) (Note C)                                               4.20              700,000
   1,200,000    New England Educ. Loan Marketing Corp. Rev. Bonds, Ser. 1992A, 5.80%, due 3/1/02          3.40            1,223,355
   3,000,000    Pittsfield GO BANS, 5.00%, due 11/22/01                                                   4.70            3,004,819
                                                                                                                     --------------
                                                                                                                          8,588,542

                                                                                                                     --------------

                                                                              25

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------


                MICHIGAN--0.2%

$    500,000    Hospital Fin. Auth. Rev. Bonds (Detroit Med. Center)
                Ser. A, 7.50%, due 8/15/01, prerefunded @102 (Note D)                                     4.35       $      514,315
     375,000    Kalamazoo Hosp. Fin. Auth. Rev. Bonds, 4.30%, due 5/15/01 (Insured: MBIA)                 4.25              375,004
     375,000    Montcalm Cty. Bldg. Auth. GO Bonds, 5.00%, due 5/1/01 (Insured: AMBAC)                    4.47              375,000
     235,000    Tahquamenon SD GO Bonds, 4.50%, due 5/1/01 (Insured: FSA)                                 4.45              235,000
                                                                                                                     --------------
                                                                                                                          1,499,319
                                                                                                                     --------------

                MINNESOTA--1.9%

   4,800,000    Cass Lake ISD #115 GO Notes, 4.55%, due 9/30/01                                           4.40            4,802,783
   1,750,000    Deer River ISD GO Notes, 4.40%, due 9/28/01                                               4.30            1,750,000
   3,800,000    Moorhead ISD  #152 GO Notes, 4.50%, due 9/28/01                                           4.38            3,801,863
   1,190,000    Staples- Motley ISD #2170 GO Notes, 4.60%, due 9/30/01                                    4.42            1,190,850
                                                                                                                     --------------
                                                                                                                         11,545,496
                                                                                                                     --------------

                MISSISSIPPI--0.6%

     500,000    Hattiesburg Water & Sewer Rev. Bonds, 4.70%, 8/1/01 (Insured: AMBAC)                      3.55              501,423
   1,075,000    Jackson Cty. GO Bonds, 5.25%, due 10/1/01 (Insured: MBIA)                                 3.90            1,081,134
     550,000    Jackson Cty. Sewer Fac. Rev. Bonds
                (Chevron USA Inc. Proj.) Ser. 1994 VRDN, 4.55% (Note C)                                   4.55              550,000
   1,400,000    Mississippi Business Fin. Corp. IDR (Lehman-Roberts Co.Proj.) Ser. A VRDN, 4.40%
                (LOC: Nationsbank, N.A.) (Note C)                                                         4.40            1,400,000
                                                                                                                     --------------
                                                                                                                          3,532,557
                                                                                                                     --------------

                MISSOURI--0.5%

     995,000    Missouri Env. Imp. & Energy Res. Auth. Rev. Bonds
                (Assoc. Elec. Coop.) Ser. 93M VRDN, 4.05%
                (GTY: National Rural Utility Coop. Fin. Corp.) (Note C)                                   4.05              995,000
   1,950,000    Warrensburg IDA Rev. Bonds (Swisher Mower Inc. Proj.)
                VRDN, 4.35% (LOC: Nationsbank, N.A.) (Note C)                                             4.35            1,950,000
                                                                                                                     --------------
                                                                                                                          2,945,000
                                                                                                                     --------------

                MONTANA--0.3%

   2,105,000    Butte Silver Bow PCR (Rhone-Poulenc Inc. Proj.) VRDN, 4.35%
                (LOC: Banque Nationale de Paris) (Note C)                                                 4.35            2,105,000
                                                                                                                     --------------

                NEBRASKA--0.2%

   1,425,000    Gage Cty. IDR (Accuma Corp. Proj.) VRDN, 4.40% (LOC: First Union National Bank) (Note C)  4.40            1,425,000
                                                                                                                     --------------

                NEVADA--0.2%

     300,000    Clark Cty. SD GO Bonds, Ser. A, 5.75%, due 6/15/01 (Insured: MBIA)                        4.33              300,507
   1,000,000    Clark Cty. SD IDR (Nevada Cogeneration Assoc. #2) VRDN, 4.60%
                (LOC: ABN-AMRO Bank) (Note C)                                                             4.60            1,000,000
                                                                                                                     --------------
                                                                                                                          1,300,507
                                                                                                                     --------------

                NEW HAMPSHIRE--2.4%

   2,500,000    Dover GO TANS, 4.75%, due 6/20/01                                                         4.60            2,500,479
   1,250,000    Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B VRDN, 4.45%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.45            1,250,000
   4,100,000    New Hampshire Business Fin. Auth. Rev. Bonds
                (Foundation for Seacoast Health) Ser. A VRDN, 4.25%
                (LOC: FleetBoston Financial Corp.) (Note C)                                               4.25            4,100,000
   6,800,000    New Hampshire Business Fin. Auth. Rev. Bonds (Wiggins Airway Inc. Proj.) VRDN, 4.40%
                (LOC: FleetBoston Financial Corp.) (Note C)                                               4.40            6,800,000
                                                                                                                     --------------
                                                                                                                         14,650,479
                                                                                                                     --------------

                NEW JERSEY--1.0%

     900,000    Atlantic City COP Rev. Bonds, 7.30%, due 3/1/02 (Insured: FGIC)                           3.70              926,286
   5,000,000    Bayonne Temporary Notes, 5.00%, due 7/12/01                                               4.47            5,004,995
                                                                                                                     --------------
                                                                                                                          5,931,281

26

                                                                                                                     --------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                NEW MEXICO--1.2%

$  1,300,000    Albuquerque IDR (CVI Laser Corp. Proj.)
                Ser. 1998 VRDN, 4.40% (LOC: Nationsbank, N.A.) (Note C)                                   4.40       $    1,300,000
   1,335,000    Albuquerque IDR (Karsten Co.of New Mexico) Ser. 1997A VRDN, 4.70%
                (LOC: Banc One Corp.) (Note C)                                                            4.70            1,335,000
     500,000    Albuquerque Hosp. Rev. Bonds, 4.70%, due 8/1/01 (Insured: MBIA)                           3.60              501,362
   3,700,000    Farmington IDR (Independent Mobility Sys. Proj.) VRDN, Ser. A, 4.40%
                (LOC: Bank of America) (Note C)                                                           4.40            3,700,000
     525,000    New Mexico Mortgage Fin. Auth. Rev. Bonds (Eagle Trust)
                VRDN, 4.54% (LIQ: Citibank, N.A.) (Notes C, E)                                            4.54              525,000

                                                                                                                     --------------
                                                                                                                          7,361,362

                                                                                                                     --------------

                NORTH CAROLINA--0.8%

   1,000,000    Burke Cty. PCR (Jobst Institute Inc. Proj.) VRDN, 4.35% (LOC: Wachovia) (Note C)          4.35            1,000,000
     250,000    Gastonia GO Bonds, 5.30%, due 5/1/01 (Insured: MBIA)                                      3.80              250,000
   3,325,000    Mecklenberg Cty. IFA Rev. Bonds (Chiron America Inc. Proj.) VRDN, 4.35%
                (LOC: Bank of America) (Note C)                                                           4.35            3,325,000
                                                                                                                     --------------
                                                                                                                          4,575,000
                                                                                                                     --------------

                OHIO--0.9%

   3,770,000    Franklin Cty. IDR (IDS Acquisition Corp. Proj.) VRDN, 4.55% (LOC: Bank One) (Note C)      4.55            3,770,000
   1,020,000    Ohio Pub. Fac. Comm. Higher Educ. Rev. Bonds, 4.70%, due 6/1/01 (Insured: AMBAC)          4.60            1,020,082
     500,000    Water Dev. Auth. Rev. Bonds, 5.25%, due 6/1/01 (Insured: MBIA)                            4.50              500,308
                                                                                                                     --------------
                                                                                                                          5,290,390
                                                                                                                     --------------

                OKLAHOMA--4.4%

   1,000,000    Claremore Public Works Auth. Rev. Bonds, 5.50%, due 6/1/01 (Insured: FSA)                 4.90            1,000,490
   4,045,000    HFA Rev. Bonds, 3.25%, put 11/1/01 (Note E)                                               3.25            4,045,000
   5,195,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.)
                Ser. A , 4.45%, put 5/15/01 (LOC: Bank of America)                                        4.45            5,195,000
   1,000,000    Tulsa Pub. Facs. Auth. Rev. Bonds
                (Ogden Martin Systems) 5.15%, due 11/1/01 (Insured: AMBAC)                                4.50            1,003,143
  15,600,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 3.45%, put 9/1/01
                (SBPA: Bayerische Landesbank GZ)                                                          3.45           15,600,000
                                                                                                                     --------------
                                                                                                                         26,843,633
                                                                                                                     --------------

                OREGON--1.0%

   4,600,000    Hillsboro Rev. Bonds (Oregon Graduate Institute)
                VRDN, 4.30% (LOC: Comerica Bank) (Note C)                                                 4.30            4,600,000
   1,300,000    Hsg. & Comm. Serv. Rev. Bonds, Ser. O, 4.18%, due 6/1/01                                  3.50            1,300,282
                                                                                                                     --------------
                                                                                                                          5,900,282
                                                                                                                     --------------

                PENNSYLVANIA--3.3%

   2,800,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank) VRDN, 4.35%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.35            2,800,000
   1,200,000    Bethel Township IDA (Brentwood Industries Inc. Proj.) VRDN, 4.40%
                (LOC: First Union National Bank) (Note C)                                                 4.40            1,200,000
   4,020,000    Cambria Cty. IDA Rev. Bonds (Cambria Cogen Co. Proj.) Ser. 1998A2 VRDN, 4.35%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       4.35            4,020,000
     800,000    Lehigh Cty. Gen. Purpose Auth. Rev. Bonds (Wiley House) 9.50%, due 11/1/01,
                prerefunded @102 (Note D)                                                                 3.50              839,410
   3,300,000    Montgomery Cty. IDA Rev. Bonds (Peco Energy) 3.15%, due 6/7/01 (LOC: Banc One Corp.)      3.15            3,300,000
   2,500,000    Pennsylvania EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.) VRDN, 4.45%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.45            2,500,000
   1,800,000    Philadelphia IDR (Henry H. Ottens Mfg. Proj.) VRDN, 4.45%
                (LOC: First Union National Bank) (Note C)                                                 4.45            1,800,000
   3,450,000    Westmoreland Cty. IDA Rev. Bonds (Advance USA Proj.) Ser. 1999A VRDN, 4.45%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.45            3,450,000
                                                                                                                     --------------
                                                                                                                         19,909,410

                                                                                                                     --------------

                                                                              27

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                PUERTO RICO--0.2%

$  1,500,000    Highway & Transportation Auth. Rev. Bonds (ROC) VRDN, 4.04%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  4.04       $    1,500,000
                                                                                                                     --------------

                RHODE ISLAND--0.5%

     630,000    COP (Howard Center Imports) 4.60%, due 10/1/01 (Insured: MBIA)                            3.55              632,713
   2,500,000    Rhode Island Ind. Fac. Corp. IDR (NFA Corp. Proj.) VRDN, 4.40%
                (LOC: FleetBoston Financial Corp.) (Note C)                                               4.40            2,500,000
                                                                                                                     --------------
                                                                                                                          3,132,713

                                                                                                                     --------------

                SOUTH CAROLINA--5.0%

     200,000    Anderson Cty. Hosp. Facs. Rev. Bonds (Anderson Area Medical Center)
                4.63%, due 2/1/02 (Insured: MBIA)                                                         3.55              201,568
   4,000,000    Greenville City & County IDR
                (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97 VRDN, 4.45%
                (LOC: First Union National Bank) (Note C)                                                 4.45            4,000,000
   8,000,000    South Carolina Port Auth. Rev. Bonds (ABN-AMRO Munitops #7) VRDN, 4.45%
                (LIQ: ABN-AMRO Bank N.V.) (Note E)                                                        4.45            8,000,000
   2,150,000    South Carolina Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) VRDN Ser. 1999A, 4.45%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.45            2,150,000
   5,100,000    South Carolina Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) VRDN Ser. 1999B, 4.45%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.45            5,100,000
   2,400,000    South Carolina Jobs EDA Rev. Bonds (Klockner Namasco Proj.) VRDN, 4.35%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  4.35            2,400,000
   6,700,000    South Carolina Jobs EDA Rev. Bonds (Zeuna Starker USA, Inc. Proj.) VRDN, 4.40%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  4.40            6,700,000
   1,900,000    South Carolina Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) VRDN, 4.45%
                (LOC: First Union National Bank) (Note C)                                                 4.45            1,900,000
                                                                                                                     --------------
                                                                                                                         30,451,568
                                                                                                                     --------------

                SOUTH DAKOTA--2.9%

   3,485,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.)
                VRDN, 4.35% (SBPA: Norwest Corp.) (Note C)                                                4.35            3,485,000
   8,000,000    South Dakota HDA Rev. Bonds (Homeownership Mortgage Bds.) Ser. C, 3.25%, due 4/3/02       3.25            8,000,000
   6,400,000    South Dakota HDA Rev. Bonds (Homeownership Mortgage Bds.) Ser. 2000K, 4.40%, due 11/8/01  4.40            6,400,000
                                                                                                                     --------------
                                                                                                                         17,885,000
                                                                                                                     --------------

                TENNESSEE--1.9%

   2,450,000    Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 4.50%
                (LOC: Nationsbank, N.A.) (Note C)                                                         4.50            2,450,000
   8,600,000    Metropolitan Government Davidson Cty. GO Bonds
                (ABN-AMRO Munitops) Ser. 1999-1 VRDN, 4.42%
                (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)                                                    4.42            8,600,000
     500,000    Shelby Cty. HEFA Rev. Bonds, 4.50%, due 8/1/01 (Insured: MBIA)                            3.50              501,240
                                                                                                                     --------------
                                                                                                                         11,551,240
                                                                                                                     --------------

                TEXAS--14.6%

   3,000,000    Amarillo Health Facs. Rev. Bonds, 6.56%, prerefunded @ 102, due 1/28/02 (Note D)          3.75            3,119,440
     250,000    Arlington Waterworks & Sewer Rev. Bonds, 4.75%, due 6/1/01 (Insured: AMBAC)               4.50              250,050
   1,020,000    Austin Util. Sys. Rev. Bonds, Ser. A, 8.00%, prerefunded @ 100, due 5/15/01 (Note D)      4.45            1,021,355
     250,000    Austin Util. Sys. Rev. Bonds, 9.25%, due 11/15/01                                         4.40              256,361
   5,525,000    Bexar Cty. Hsg. Rev. Bonds (Eagle Trust) Ser. 94C4301 VRDN, 4.34%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        4.34            5,525,000
     290,000    Brazos Higher Educ. Rev. Bonds, Ser. C-1, 5.40%, due 6/1/01 (GTY: SLMA)                   4.58              290,196
   2,655,000    Brazos Higher Educ. Rev. Bonds, Ser. A-2, 5.85%, due 6/1/01 (GTY: SLMA)                   4.92            2,657,010
   2,065,000    Brazos Higher Educ. Rev. Bonds, 6.30%, due 11/1/01 (GTY: SLMA)                            4.55            2,082,569
  12,400,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.)
                Ser. 1994A, 3.45%, due 5/4/01 (LOC: Chase Manhattan Bank)                                 3.40           12,400,000
     900,000    Brazos River Auth. (Texas Util. Elec. Co. Proj.) Ser. 1996C VRDN, 4.55%
                (Insured: MBIA; LIQ: Bank of New York) (Note C)                                           4.55              900,000
     500,000    Garland ISD GO Bonds, 4.00%, due 2/15/02                                                  3.42              502,231
     800,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1993 VRDN 4.55% (Note C)                                                             4.55              800,000

28

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

$  1,900,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1994 VRDN 4.55% (Note C)                                                             4.55       $    1,900,000
   1,500,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1994A VRDN 4.55% (Note C)                                                            4.55            1,500,000
   3,200,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1995 VRDN 4.55% (Note C)                                                             4.55            3,200,000
     800,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1994 VRDN 4.55% (LOC: Wachovia Bank) (Note C)                                        4.55              800,000
     750,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1999 VRDN 4.55%  (LOC: Banque Nationale de Paris)  (Note C)                          4.55              750,000
   1,869,000    Houston Airport Rev. Bonds, (ABN-AMRO Munitops Trust Cert.), Ser. 1998-15 VRDN, 4.46%
                (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)                                                    4.46            1,869,000
   1,000,000    Irving ISD GO Bonds, 4.10%, due 8/15/01                                                   4.50              998,856
   4,000,000    North Central Health Facs. Rev. Bonds, 6.69%, due 6/19/01 prerefunded @ 102 (Note D)      4.70            4,090,314
   5,400,000    Richardson ISD GO Bonds, Ser. A VRDN, 4.30% (LIQ: UBS AG) (Note C)                        4.30            5,400,000
   1,000,000    San Antonio GO Bonds, 5.50%, due 8/1/01                                                   4.30            1,002,886
   2,000,000    San Antonio IDA (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998 VRDN, 4.40%
                (LOC: Nationsbank, N.A.) (Note C)                                                         4.40            2,000,000
   8,200,000    San Antonio City Sales Tax CP Notes, Ser. A, 3.50%, due 6/6/01
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    3.50           8,200,000
   3,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc. Proj.) VRDN, 4.45%
                (LOC: PNC Bank, N.A.) (Note C)                                                            4.45            3,000,000
   5,290,000    Texas Dept. of Hsg. & Comm. Affairs, Ser. A, 3.50%, due 7/6/01
                (GIC: Bayerische Landesbank GZ)                                                           3.50            5,290,000
     925,000    Texas Dept. of Hsg. & Comm. Affairs, Ser. E, 4.90%, due 3/1/02 (Insured: MBIA)            3.40              936,248
   4,700,000    Texas Veterans Hsg., Ser. 1994A-1 VRDN, 4.15% (Note C)                                    4.15            4,700,000
  13,000,000    Texas TRANS, 5.25%, due 8/31/01                                                           4.25           13,041,570
                                                                                                                     --------------
                                                                                                                         88,483,086
                                                                                                                     --------------

                UTAH--0.4%

     325,000    Box Elder Sch. Dist. GO Bonds, 4.80%, due 6/15/01 (Insured: AMBAC)                        3.50              325,512
     905,000    Park City Bldg. Auth. Rev. Bonds, 4.80%, due 12/30/01 (Insured: AMBAC)                    4.25              908,197
   1,000,000    Trementon City IDR (La-Z-Boy Chair Co. Proj.) Ser. 1990 VRDN, 4.50%
                (LOC: NBD Bank, N.A.) (Note C)                                                            4.50            1,000,000

                                                                                                                     --------------
                                                                                                                          2,233,709
                                                                                                                     --------------

                VARIOUS STATES--3.5%

   3,340,000    Greystone Tax Exempt Cert., VRDN Ser. 1998-2, 4.40%
                (LOC: Credit Suisse First Boston) (Notes C,E)                                             4.40            3,340,000
   7,174,685    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2 VRDN, 4.65%
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, E)                                             4.65            7,174,685
  10,847,474    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1999-2 VRDN, 4.70%
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, E)                                             4.70           10,847,474
                                                                                                                     --------------
                                                                                                                         21,362,159
                                                                                                                     --------------

                VERMONT--0.1%

     330,000    Burlington GO Bonds, 3.40%, due 5/1/01                                                    4.80              330,000
                                                                                                                     --------------

                VIRGINIA--2.5%

   8,000,000    Chesapeake GO Bonds (Eagle Trust)
                Ser. 98-4601 VRDN, 4.31% (LIQ: Citibank, N.A.) (Notes C,E)                                4.31            8,000,000
   2,500,000    King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1995 VRDN, 4.55%
                (LOC: Credit Suisse First Boston) (Note C)                                                4.55            2,500,000
   2,900,000    King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) VRDN, 4.35%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     4.35            2,900,000
   1,700,000    Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.) VRDN, 4.35%
                (LOC: Nationsbank, N.A.) (Note C)                                                         4.35            1,700,000
                                                                                                                     --------------
                                                                                                                         15,100,000
                                                                                                                     --------------

                WASHINGTON--3.7%

   3,410,000    Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 2000I VRDN, 4.35%
                (LOC: FleetBoston Financial Corp.) (Note C)                                               4.35            3,410,000
   1,300,000    Olympia EDC Rev. Bonds (Spring Air Northwest Proj.)
                VRDN, 4.50% (LOC: US Bancorp) (Note C)                                                    4.50            1,300,000

                                                                              29

                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000    Port of Seattle IDR (Alaska Airlines Inc.) VRDN, 4.50%
                (LOC: Bank of New York) (Notes C,E)                                                       4.50       $    1,000,000
   2,000,000    Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 4.15%
                (LOC: Canadian Imperial Bank of Commerce) (Note C)                                        4.15            2,000,000
     250,000    Public Power Supply Sys. Rev. Bonds (#2 Proj.) 7.00%, due 7/1/01 (Insured: FGIC)          3.50              251,446
   2,300,000    Washington EDA Rev. Bonds (Ace Tank Proj.) VRDN, 4.45% (LOC: US Bancorp) (Note C)         4.45            2,300,000
     800,000    Washington Motor Vehicle Fuel Tax GO Bonds, Ser. B, 6.00%, due 6/1/01                     4.60              800,898
   7,420,000    Washington HFC (Boardwalk Apts. Proj.) VRDN, 4.45% (LOC: US Bancorp) (Note C)             4.45            7,420,000
   2,000,000    Washington HFC Rev. Bonds (Lake Washington Apt. Proj.) VRDN, 4.35%
                (LOC: Bank of America) (Note C)                                                           4.35            2,000,000
   2,250,000    Washington HFC (Oxford Square Apts. Proj.) VRDN, Ser. A, 4.45% (LOC: US Bancorp) (Note C) 4.45            2,250,000
                                                                                                                     --------------
                                                                                                                         22,732,344
                                                                                                                     --------------

                WISCONSIN--0.9%

     250,000    GO Bonds, 5.80%, due 5/1/01                                                               3.50              250,000
     300,000    GO Bonds, 5.50%, due 5/1/01                                                               3.50              300,000
   3,995,000    Hsg & Econ. Dev. Auth. Rev. Bonds (MERLOT) Ser. B12 VRDN, 4.42%
                (LIQ: First Union National Bank) (Notes C, E)                                             4.42            3,995,000
     890,000    Monona Promissory Notes, 3.30%, due 3/1/02 (Insured: MBIA)                                3.30              890,000
     200,000    Sturtevant GO Bonds, 3.75%, due 4/1/02 (Insured: FSA)                                     3.20              200,623
                                                                                                                     --------------
                                                                                                                          5,635,623
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (COST $606,586,773)--99.9%                                                  606,586,773

                OTHER ASSETS AND LIABILITIES, NET--0.1%                                                                     450,235
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $  607,037,008
                                                                                                                     ==============

Please see accompanying notes to schedules of investments and financial statements.


                       TD WATERHOUSE FAMILY OF FUNDS, INC.
           CALIFORNIA MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS

                CALIFORNIA--96.0%

$  9,000,000    Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1 VRDN, 4.15%
                (LIQ: Chase Manhattan Bank) (Notes C, E)                                                  4.15  $         9,000,000
   1,830,000    Antioch Pub. Fin. Auth. Rev. Bonds, Ser. A, 4.10%, due 9/2/01 (Insured: AMBAC)            3.80            1,831,778
   4,500,000    Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A VRDN, 4.15%
                (LOC: KBC Bank) (Note C)                                                                  4.15            4,500,000
     200,000    California Alternative Energy Source Fin. Auth., Ser. 1986 VRDN, 4.00%
                (LOC: Banque Nationale de Paris) (Note C)                                                 4.00              200,000
   6,000,000    Central Valley Schools Fin. Auth. TRANS, 4.40%, due 11/29/01                              3.87            6,017,731
   1,000,000    Contra Costa Cty. Multi-Family Housing Rev. Bonds (Park Regency)  VRDN, 4.15%
                (LOC: State Street Corp. ) (Note C)                                                       4.15            1,000,000
     250,000    Cotati-Rohnert Park USD GO Bonds, 4.30%, due 8/1/01 (Insured: MBIA)                       3.00              250,794
   1,500,000    Dept. of Water Resources Rev. Bonds, Series 1, 4.05%, due 5/16/01
                (LIQ: Landesbank Hessen-Thueringen GZ)                                                    4.05            1,500,000
   3,000,000    Fresno Airport (MERLOT), Ser. 2000B1 VRDN, 4.22%
                (LIQ: First Union National Bank) (Notes C, E)                                             4.20            3,000,000
   8,000,000    GO Bonds (CMC) VRDN,  4.15%  (LIQ: Chase Manhattan Bank) (Notes C, E)                     4.15            8,000,000
   3,630,000    GO Bonds, 4.50%, due 8/1/01                                                               3.80            3,636,215
     780,000    GO Bonds, 5.00%, due 10/1/01                                                              3.00              786,440
     500,000    GO Bonds, 4.00%, due 10/1/01                                                              3.00              502,044
   3,350,000    GO Bonds, Ser. BJ, 3.60%, put 6/1/01                                                      4.00            3,340,620
  10,381,000    Health Facs. Fin. Auth. Rev. Bonds (Pooled Loan Prog.)
                 Ser. B VRDN, 4.00%  (SBPA: FGIC) (Note C)                                                4.00           10,381,000
     300,000    Health Facs. Fin. Auth. Rev. Bonds (Children's Hospital)
                Ser. A, 7.13%  prerefunded @102 (Note D)                                                  3.00              307,005
   2,000,000    HFA Rev. Bonds, VRDN, 4.15% (LIQ: Salomon Smith Barney) (Notes C, E)                      4.15            2,000,000
   1,675,000    HFA Rev. Bonds, Ser. W, 3.90%, due 10/1/01                                                3.90            1,675,000
   7,450,000    Infrastructure & Economic Dev. Rev. Bonds (Independent Systems) Ser. B VRDN, 5.75%
                (SBPA: Westdeutsche Landesbank GZ, Bayerische Landesbank GZ, Morgan Guaranty) (Note C)    5.75            7,450,000
   1,300,000    Los Angeles Community Redev. Agency Rev. Bonds (Grand Promenade Proj.) VRDN, 4.10%
                (LOC: Bank of America ) (Note C)                                                          4.10            1,300,000
   4,800,000    Los Angeles Cty. COP, 6.71%, due 5/1/01 prerefunded @ 102 (Note D)                        4.15            4,896,000
   1,000,000    Los Angeles Cty. IDB (Alameda  Properties) VRDN, 4.30%  (LOC: Bank of America) (Note C)   4.30            1,000,000
   1,750,000    Los Angeles Cty. MTA Rev. Bonds, Ser. A, 2.95%, due 6/8/01
                (LOC: Landesbank Hessen-Thueringen GZ,
                Morgan Guaranty Trust, Credit Commercial de France, Bayerische Landesbank GZ)             2.95            1,750,000
   1,600,000    Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B VRDN, 4.00%
                (SBPA: Credit Local de France) (Note C)                                                   4.00            1,600,000
     510,000    Los Angeles Harbor Rev. Bonds, Ser. B, 6.00%, due 8/1/01                                  4.00              512,497
   3,610,000    Los Angeles Hsg. Rev. Bonds, Ser. A VRDN, 4.10%  (LOC: FHLB) (Note C)                     4.10            3,610,000
   1,200,000    Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts.) Ser. H VRDN, 4.05%
                (LOC: Bank of America) (Note C)                                                           4.05            1,200,000
   2,930,000    Los Angeles Special Tax Rev. Bonds (Police Emergency Proj.)
                4.00%, due 9/1/01 (Insured: AMBAC)                                                        3.80            2,931,853
   1,000,000    Merced Cty. COP Rev. Bonds, 5.60%, due 10/1/01 (Insured: FSA)                             3.05            1,010,490
   1,700,000    Ontario IDA Rev. Bonds (Winsford Partners ) Ser. A VRDN, 4.30%
                (LOC: Citibank N.A.) (Note C)                                                             4.30            1,700,000
     500,000    Orange Cty. Local TRANS, 6.10%, due 2/15/02 prerefunded @ 102 (Note D)                    3.00              521,725
   4,000,000    Orange Cty. Spec. Fin. Auth. Rev. Bonds (Teeter Plan) Ser. B VRDN, 4.15%
                (SBPA: First Union National Bank) (Note C)                                                4.15            4,000,000
   3,040,000    Palmdale Comm. Redev. Agy. Rev. Bonds (MERLOT) Ser. 2000TTT, 4.05%, put 9/1/01
                (LIQ: First Union National Bank) (Note E)                                                 4.05            3,040,000
     300,000    PCFA Solid Waste Rev. Bonds (Shell Oil Co. Proj.) Ser. 1994A VRDN, 4.25% (Note C)         4.25              300,000
     300,000    PCFA Solid Waste Rev. Bonds (Shell Oil Co. Proj.) Ser. 1996B VRDN, 4.25% (Note C)         4.25              300,000
   4,000,000    Port of Oakland Rev. Bonds, Ser. B, 2.95%, due 6/11/01
                (LOC: Commerzbank AG, Bank of Nova Scotia)                                                2.70            4,000,000
     250,000    Public Works Rev. Bonds, Ser. A, 6.40%, due 9/1/01 prerefunded @ 102 (Note D)             3.05              257,662
   1,250,000    Riverside Cty. Asset Lease Rev. Bonds, 5.75%, due 6/1/01 (Insured: MBIA)                  3.85            1,251,981
   1,180,000    Riverside Cty. COP Rev. Bonds, Ser. D VRDN, 3.80%  (LOC: Commerzbank AG) (Note C)         3.80            1,180,000
   1,925,000    Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.) VRDN, 4.15%
                (LOC: Wells Fargo Bank) (Note C)                                                          4.15            1,925,000
   3,910,000    Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 4.10%, put 8/1/01
                (LIQ: First Union National Bank) (Note E)                                                 4.10            3,910,000
   4,000,000    Sacramento MUD Elec. Rev. Bonds (Muni Trust Receipts) Ser. SGB4 VRDN, 4.04%
                (LIQ: Societe Generale) (Notes C, E)                                                      4.04            4,000,000
   5,000,000    Sacramento MUD, Ser I, 3.15%, due 6/5/01 (LOC: Bayerische Landesbank GZ,
                Morgan Guaranty Trust, Westdeutsche Landesbank GZ)                                        3.15            5,000,000

                                                                              31


                       TD WATERHOUSE FAMILY OF FUNDS, INC.
           CALIFORNIA MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

$  2,000,000    Sacramento MUD (MERLOT) Ser. 2000 A10, 3.85%, put 10/1/01
                (LIQ: First Union National Bank) (Note E)                                                 3.85       $    2,000,000
   2,000,000    San Bernadino Cty. COP, Ser. B, 7.00%, due 8/1/01  prerefunded @ 102 (Note D)             3.80            2,055,648
   1,550,000    San Bernadino Cty. COP, Ser. B, 6.25%, due 8/1/01  prerefunded @ 100 (Note D)             3.00            1,562,322
   4,400,000    San Bernadino Cty. COP (County Center Refining Proj.) VRDN, 4.05%
                (LOC: Canadian Imperial Bank of Commerce ) (Note C)                                       4.05            4,400,000
   1,300,000    San Diego Cty. COP, 5.00%, due 9/1/01 (Insured: AMBAC)                                    3.80            1,305,107
     250,000    San Diego Pub. Facs. Fin. Rev. Bonds, 4.25%, due 5/15/01 (Insured: FGIC)                  4.00              250,023
     165,000    San Diego USD TRANS, Ser. A, 5.25%, due 10/4/01                                           3.38              166,289
   1,500,000    San Dimas Redev. IDB Rev. Bonds (French Co. Proj.) VRDN, 4.35%
                (LOC: Credit Commerciale de France) (Note C)                                              4.35            1,500,000
   8,000,000    San Francisco Bay Area Rapid Transit Fin. Auth. CP Notes Ser. F, 2.85%, due 6/20/01
                (LOC: State Street Corp.)                                                                 2.85            8,000,000
   3,600,000    San Francisco Bay Area Rapid Transit Fin. Auth. CP Notes, 2.85%, due 6/20/01
                (LOC: Bayerische Landesbank GZ)                                                           2.85            3,600,000
   1,038,000    Santa Clara Cty. Hosp. Facs. Rev. Bonds (El Camino Hosp.) VRDN, 3.90%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       3.90            1,038,000
     800,000    Santa Cruz Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts.) Ser. A VRDN, 4.10%
                (LOC: Wells Fargo) (Note C)                                                               4.10              800,000
   2,000,000    School Fac. Fin. Corp. COP (Capital Improvement )
                Ser. D VRDN, 4.10%  (LOC: KBC Bank) (Note C)                                              4.10            2,000,000
   3,500,000    Southern Cal. Pub. Power Auth. Rev. Bonds (Palo Verde Proj.) Ser. B VRDN, 4.00%
                (SBPA: Morgan Guaranty Trust) (Note C)                                                    4.00            3,500,000
   7,200,000    Southern Cal. Pub. Power Auth. Rev. Bonds (Southern Transmission) VRDN, 4.00%
                (LOC: Barclays Bank PLC) (Note C)                                                         4.00            7,200,000
     260,000    South Tahoe Fin. Auth. Rev. Bonds, 4.60%, due 10/1/01 (Insured: CAPMAC)                   3.75              260,897
   5,000,000    Stanislaus Waste To Energy Rev. Bonds (Ogden Martin Proj.) VRDN, 4.00%
                (SBPA: Morgan Guaranty Trust) (Note C)                                                    4.00            5,000,000
   6,000,000    Statewide CDA (Fairfax Towers Proj.) Ser. A VRDN, 4.15%  (LOC: FNMA) (Note C)             4.15            6,000,000
  12,000,000    Statewide Communities Dev. Auth. Rev. Bonds , Ser. N-6 VRDN, 4.10%
                (SBPA: Bank of New York) (Notes C, E)                                                     4.10           12,000,000
   1,000,000    Statewide Community Dev. Auth. Rev. Bonds (Chevron USA) Ser. 1994 VRDN, 4.30% (Note C)    4.30            1,000,000
   7,900,000    Transit Fin. Auth. Rev. Bonds, Ser. 1997 VRDN, 4.00%
                (SBPA: Credit Suisse First Boston) (Note C)                                               4.00            7,900,000
   2,500,000    Univ. of Cal. Board of Regents, CP Notes, Ser. A, 3.05%, due 6/6/01                       3.60            2,500,000
   4,000,000    Univ. of Cal. Board of Regents, CP Notes Ser. A, 2.55%, due 6/7/01                        2.55            4,000,000
  10,000,000    Watereuse Fin. Auth. Rev. Bonds, VRDN, 4.00% (SBPA: Credit Suisse First Boston) (Note C)  4.00           10,000,000
  11,000,000    West Basin Muni. Water Dist. Rev. Bonds (Phase III Recycled Water) Ser. A VRDN, 4.00%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       4.00           11,000,000
                                                                                                                     --------------
                                                                                                                        215,614,121
                                                                                                                     --------------
                PUERTO RICO--3.3%

   2,500,000    Highway & Transportation Auth. Rev. Bonds (ROC) VRDN, 4.04%
                (LIQ: Salomon Smith Barney) (Notes C,E)                                                   4.04            2,500,000
   4,995,000    Children's Trust Fund (Tobacco ROC 39) VRDN, 4.24%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  4.24            4,995,000

                                                                                                                     --------------
                                                                                                                          7,495,000
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (COST $223,109,121)--99.3%                                                  223,109,121

                OTHER ASSETS AND LIABILITIES, NET--0.7%                                                                   1,581,025
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $   224,690,146
                                                                                                                     ==============

Please see accompanying notes to schedules of investments and financial statements.


                       TD WATERHOUSE FAMILY OF FUNDS, INC.
            NEW YORK MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS

                NEW YORK--97.6%

$    485,000    Altmar Parish-Williamstown CSD GO Bonds, 5.10%, due 6/15/01 (Insured: FGIC)               4.05       $      485,579
   1,500,000    Avoca CSD GO Bonds, 4.60%, due 6/15/01 (Insured: FGIC)                                    3.35            1,502,194
   4,500,000    Babylon IDA Rev. Bonds (Ogden Martin Proj.) VRDN, 4.00%
                (SBPA: Chase Manhattan Bank) (Note C)                                                     4.00           4,500,000
     400,000    Campbell-Savona CSD GO Bonds, 4.50%, due 6/15/01 (Insured: FSA)                           4.10              400,213
   4,300,000    Dorm. Auth. Rev. Bonds (FFT Senior Community Inc.)
                Ser. A VRDN, 4.10% (LOC: KBC Bank) (Note C)                                               4.10            4,300,000
   2,000,000    Dorm. Auth. Rev. Bonds (Hospital Mort.) Ser. A, 4.25%, due 8/15/01 (Insured: AMBAC)       3.40            2,004,850
   1,975,000    Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30 VRDN, 4.30%, due 5/2/01
                (LOC: KBC Bank) (Notes C,E)                                                               4.30            1,975,000
   1,250,000    Dorm. Auth. Rev. Bonds (State Univ.) Ser. B, 6.60%, due 11/1/01
                (Escrowed to Maturity) (Note D)                                                           4.03            1,265,679
   4,200,000    Energy Research & Dev. Auth. PCR Bonds (Orange & Rockland Ctys.) Ser. A VRDN, 4.00%
                (LIQ: Societe Generale) (Note C)                                                          4.00            4,200,000
   2,000,000    Erie Cty. Water Auth. Rev. Bonds, Ser. A VRDN, 4.00%
                (SBPA: National Australia Bank) (Note C)                                                  4.00            2,000,000
     650,000    Gananda CSD GO Bonds, 4.625%, due 6/15/01 (Insured: FSA)                                  4.05              650,443
   2,705,000    Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A VRDN, 4.15% (LOC: FHLB) (Note C)    4.15            2,705,000
     445,000    Herkimer CSD GO Bonds, 5.13%, due 6/15/01 (Insured: FSA)                                  4.45              445,490
   4,100,000    HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A VRDN, 4.15% (LOC: Fleet Bank) (Note C)    4.15            4,100,000
   1,400,000    HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A VRDN, 4.25% (LOC: FHLB) (Note C)           4.25            1,400,000
     195,000    HFA Rev. Bonds (Mental Hygiene) 7.60%, due 5/1/01 (Escrowed to Maturity in
                U.S. Government Securities) (Note D)                                                      4.35              195,000
     945,000    HFA Rev. Bonds (Nursing Home & Health Care Proj.) Ser. A, 4.00%, due 11/1/01
                (Insured: MBIA)                                                                           3.42              947,680
   4,000,000    HFA Rev. Bonds (Saxony Proj.) Ser. A VRDN, 4.15% (LOC: FNMA) (Note C)                     4.15            4,000,000
     412,000    Highland CSD GO Bonds, 5.00% due 6/15/01 (Insured: FSA)                                   5.00              412,442
   2,400,000    Jefferson Cty. IDA (Watertown-Carthage) VRDN, 3.55%
                (LOC: First Union National Bank) (Note C)                                                 3.55            2,400,000
     220,000    Katonah-Lewisboro USD GO Bonds, Ser. B, 5.00%, due 11/1/01 (Insured: FSA)                 3.50              221,618
   2,000,000    Local Govt. Assistance Corp., Ser. D VRDN, 4.00% (LOC: Societe Generale) (Note C)         4.00            2,000,000
   4,100,000    Local Govt. Assistance Corp., Ser. G VRDN, 4.00% (LOC: Bank of Nova Scotia) (Note C)      4.00            4,100,000
   3,500,000    Med. Care Fac. Fin. Auth. Rev. Bonds (Lenox Hill Hosp.) Ser. A VRDN, 3.90%
                (LOC: Chase Manhattan Bank) (Note C)                                                      3.90            3,500,000
     200,000    Middletown CSD GO Notes, 4.75%, due 11/1/01 (Insured: FGIC)                               3.30              201,425
   1,870,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. A33 VRDN, 4.30%
                (LIQ: First Union Corp.) (Notes C, E)                                                     4.30            1,870,000
   2,000,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. A11 VRDN, 4.30%
                (LIQ: First Union Corp.) (Notes C, E)                                                     4.30            2,000,000
   1,100,000    Mortgage Agency Rev. Bonds (MERLOT) Ser. B03 VRDN, 4.35%
                (LIQ: First Union Corp.) (Notes C, E)                                                     4.35            1,100,000
     500,000    Mortgage Agency Rev. Bonds (Muni Trust Rec.) Ser. CMC1 VRDN, 4.30%
                (LIQ: Chase Manhattan Bank) (Notes C, E)                                                  4.30              500,000
     935,000    Mortgage Agency Rev. Bonds (29th St Proj.) 3.55%, due 4/1/02                              3.55              935,000
   3,900,000    MTA, 3.15% due 6/19/01 (LOC: ABN-AMRO Bank, N.V.)                                         3.15            3,900,000
   1,910,000    Muni Assistance Corp., Ser. G, 5.50%, due 7/1/01                                          4.20            1,914,023
     250,000    Nassau Cty. GO Bonds, Ser. E, 4.70%, due 5/1/01 (Insured: MBIA)                           4.35              250,000
   1,500,000    Nassau Cty. GO Bonds, Ser. Z, 4.25%, due 9/1/01 (Insured: FGIC)                           4.25            1,500,000
   1,000,000    Nassau Cty. Interim Fin. Auth. BANS, Ser. A1, 5.00%, due 12/19/01                         4.10            1,005,491
     350,000    Newark CSD GO Bonds, 6.63%, due 6/15/01 (Insured: MBIA)                                   3.25              350,982
   4,005,000    NYC Cultural Res. Rev. Bonds (American Museum of Natural History) Ser. B VRDN, 4.00%
                (SBPA: Credit Suisse First Boston) (Note C)                                               4.00            4,005,000
   2,000,000    NYC GO Bonds, Ser, 1993 E6 VRDN, 4.50% (LOC: Morgan Guaranty) (Note C)                    4.50            2,000,000
   1,500,000    NYC GO Bonds, Ser. 1993-4-1 VRDN, 4.30%  (LOC: State Street Bank) (Note C)                4.30            1,500,000
   4,000,000    NYC GO Bonds, Ser. 1994 A6 VRDN, 4.00%  (LOC: Landesbank Hessen-Thueringen GZ) (Note C)   4.00            4,000,000
   1,065,000    NYC GO Bonds, Series A, 7.75% due 8/15/01  prerefunded @101.5 (Note D)                    3.57            1,091,808
   2,000,000    NYC GO Bonds, Series C, 4.88% due 10/1/01  (Escrowed to Maturity) (Note D)                3.10            2,014,576
     200,000    NYC GO Bonds, Series F, 8.25% due 11/15/01  prerefunded @101.5 (Note D)                   3.40              208,082
     200,000    NYC GO Bonds, Series H, 7.10% due 2/1/02  prerefunded @101.5 (Note D)                     3.40              208,744
   1,800,000    NYC HDC (E. 17th St. Proj.), VRDN, 4.30% (LOC: State Street Bank) (Note C)                4.30            1,800,000
   2,000,000    NYC HDC (15th St. Proj.), VRDN, 4.25% (LOC: Bayerische Hypo-und Vereinsbank AG) (Note C)  4.25            2,000,000
     700,000    NYC IDA Rev. Bonds (USA Waste Services) VDRN, 4.10% (LOC: Chase Manhattan Bank) (Note C)  4.10              700,000
   1,000,000    NYC Muni Water Fin. Auth (Muni Trust Receipts) VRDN, 4.19%
                (LIQ: Societe Generale) (Notes C, E)                                                      4.19            1,000,000
   2,000,000    NYC Transitional Fin. Auth. Rev. Bonds Ser. A VRDN, 4.10% (LIQ: Banc One) (Notes C, E)    4.10            2,000,000
   2,000,000    NYC Transitional Fin. Auth. Rev. Bonds Ser. L4 VRDN, 4.00%
                (LIQ: Lehman Brothers) (Note C)                                                           4.00            2,000,000
   1,000,000    NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) VRDN, 4.19%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  4.19            1,000,000
   3,000,000    Oyster Bay BANS, 5.13%, due 9/28/01                                                       4.70            3,004,995

                                                                              33


                       TD WATERHOUSE FAMILY OF FUNDS, INC.
            NEW YORK MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
                                   (Unaudited)

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                              YIELD (%)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000    Oyster Bay BANS, Ser. C, 5.00%, due 8/24/01                                               4.40       $    5,008,824
     225,000    Peekskill GO Bonds, 6.00%, due 3/15/02 (Insured: FSA)                                     3.20              230,356
   1,000,000    Port Authority of NY & NJ (Special Oblig. MERLOTS) Ser. B05 VRDN, 4.32%
                (LIQ: First Union Corp.) (Notes C,E)                                                      4.32            1,000,000
     800,000    Port Authority of NY & NJ, Ser. 1996-5 VRDN, 4.35%
                (SBPA: Bayerische Landesbank GZ) (Note C)                                                 4.35              800,000
     365,000    Riverhead Public Improvement GO Bonds, 5.00%, due 5/15/01 (Insured: FGIC)                 4.40              365,083
   2,365,000    Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987 VRDN, 3.80%
                (LOC: Bank of Nova Scotia) (Note C)                                                       3.80            2,365,000
   2,000,000    Suffolk Cty. GO TANS, 4.50%, due 8/14/01                                                  4.00            2,002,813
   5,000,000    Thruway Auth. Service Contract Rev. Bonds (Eagle) Ser. 2000305 VRDN, 4.19%
                (LIQ: Citibank, N.A.) (Notes C, E)                                                        4.19            5,000,000
   1,700,000    Triborough Bridge & Tunnel Auth. GO RANS, Ser. 2000A VRDN, 4.10%
                (SBPA: Bank of New York) (Note C)                                                         4.10            1,700,000
   4,500,000    Triborough Bridge & Tunnel Auth. (Trust Receipts), Ser. N17 VRDN, 4.10%
                (SBPA: Bank of New York) (Notes C, E)                                                     4.10            4,500,000
     680,000    Webster CSD BANS, 4.875%, due 6/15/01                                                     4.45              680,345
   1,126,000    Webster CSD GO Bonds, 4.80%, due 6/15/01                                                  4.05            1,127,006
     175,000    York CSD GO Bonds, 5.30%, due 6/15/01 (Insured: FGIC)                                     3.25              175,422
                                                                                                                     --------------
                                                                                                                        118,726,163
                                                                                                                     --------------
                PUERTO RICO--1.7%

   2,000,000    Highway & Transportation Auth. Rev. Bonds (ROC) VRDN, 4.04%
                (LIQ: Salomon Smith Barney) (Notes C,E)                                                   4.04            2,000,000
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (COST $120,726,163)--99.3%                                                  120,726,163

                OTHER ASSETS AND LIABILITIES, NET--0.7%                                                                     885,713
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $  121,611,876
                                                                                                                     ==============


Please see accompanying notes to schedules of investments and financial statements.

                      TD WATERHOUSE FAMILY OF FUNDS, INC.
                       NOTES TO SCHEDULES OF INVESTMENTS
                           April 30, 2001 (Unaudited)

(A) Variable rate securities. The rates shown are the current rates on April 30, 2001. Dates shown represent the next interest reset date.

(B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2001, the aggregate market value of these securities, valued at amortized cost, is $620,978,597, representing 8.4% of net assets of the Money Market Portfolio and $75,000,000, representing 7.2% of net assets of the U.S. Government Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2001, these securities amounted to $2,145,161,420, or 29.1% of net assets of the Money Market Portfolio, $114,656,159 or 18.9% of net assets of the Municipal Portfolio, $54,445,000 or 24.2% of net assets of the California Municipal Money Market Portfolio, and $23,945,000 or 19.7% of net assets of the New York Municipal Money Market Portfolio.

(F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.



                          DESCRIPTION OF ABBREVIATIONS

AMBAC     American Municipal Bond Assurance Corporation
BANS      Bond Anticipation Note
COP       Certificates of Participation
CP        Commercial Paper
CDA       Community Development Authority
CSD       Central School District
DFA       Developmental Finance Authority
EDA       Economic Development Authority
EDC       Economic Development Corporation
EDR       Economic Development Revenue
FGIC      Financial Guaranty Insurance Company
FHLB      Federal Home Loan Bank
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance Inc.
GIC       Guaranteed Investment Contract
GMAC      General Motors Acceptance Corp.
GNMA      Government National Mortgage Association
GO        General Obligation
GTY       Guarantee
HDA       Housing Development Authority
HDC       Housing Development Corp.
HEFA      Health & Education Facilities Authority
HFA       Housing Finance Authority
HFC       Housing Finance Commission
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDC       Industrial Development Corporation
IDR       Industrial Development Revenue Bond
IFA       Industrial Finance Authority
IRB       Industrial Revenue Bonds
ISD       Independent School District
LIQ       Liquidity Agreement
LLC       Limited Liability Corporation
LOC       Letter of Credit
LLP       Limited Liability Partnership
MBIA      Municipal Bond Investors Assurance Insurance Corporation
MUD       Municipal Urban Development
PCFA      Pollution Control Finance Authority
PCR       Pollution Control Revenue Bond
RANS      Revenue Anticipation Notes
ROC       Reset Option Certificate
SBPA      Standby Bond Purchase Agreement
SD        School District
SLMA      Student Loan Marketing Association
SFM       Single Family Mortgage
TANS      Tax Anticipation Notes
TRANS     Tax Revenue Anticipation Notes
USD       Unified School District
VRDN      Variable Rate Demand Note


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


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